Putnam
Income
Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-04

[GRAPHIC OMITTED: RED CAR]

[SCALE LOGO OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

We are pleased to report further progress in Putnam's reforms on behalf of shareholders. The most significant news is the settlement that has been reached with the Securities and Exchange Commission and with regulatory authorities in the Commonwealth of Massachusetts regarding market timing in Putnam funds. Putnam President and Chief Executive Officer Ed Haldeman has sent a letter to all shareholders describing the terms of the settlement. Putnam Investment Management, LLC will pay $55 million to the SEC and $55 million to the Commonwealth of Massachusetts. Most of the amount to be paid is earmarked for restitution to fund shareholders. An independent consultant will determine the final amount, as well as the method and timing of distribution, of the restitution payments.

Over the past several months, Putnam has also introduced a number of voluntary reforms. We would like to call your attention to two of them. Following the performance tables in the Performance Summary of this report you can find expense and risk comparisons for Putnam Income Fund. The expense comparison information enables you to estimate the amount you have actually paid for ongoing expenses such as management fees and distribution (or 12b-1) fees and to compare these expenses with the average expenses of funds in the same Lipper peer group. The risk comparison shows the fund's risk relative to similar funds as tracked by Morningstar, an independent fund-rating company. We believe the expense and risk information will provide valuable tools for you and your financial advisor when you make decisions about your financial program.

Putnam Income Fund generated positive returns for the six months ended April 30, 2004, and outperformed both its primary benchmark index and its Lipper peer group average for the period based on results at net asset value. The details are shown on the facing page. In the management report that follows, the success of several key strategies are cited as driving the period's results. Going forward, your fund's management team intends to seek opportunities to increase the fund's level of income in an environment of rising interest rates, while maintaining what they believe to be a prudent level of risk.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

June 16, 2004


Report from Fund Management

Fund highlights

 * Putnam Income Fund's class A shares returned 1.72% at net asset value
   (NAV) and -3.06% at public offering price (POP) for the six months ended April 30, 2004.

 * Based on results at NAV, the fund outpaced its benchmark, the Lehman Aggregate Bond Index, which returned 1.25% during the same period. Several portfolio strategies contributed to this outperformance.

 * The fund's performance at NAV also exceeded the 1.29% average for its Lipper category, Corporate Debt Funds A Rated.

 * The fund's monthly dividend for class A shares was reduced to $0.015 in March 2004. See page 5 for more information.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

After a three-year bull run, the momentum of U.S. bond markets slowed in the six-month period under review. Investors' concerns about inflation and potential erosion of bond prices were renewed amid gathering signs that the U.S. economy was continuing to strengthen and that the Federal Reserve Board would soon begin to lift short-term interest rates. Nevertheless, bond markets managed to register modestly positive returns for the period.

While Putnam Income Fund's absolute returns for the first half of its 2004 fiscal year may appear somewhat disappointing, they should be considered in the context of this challenging environment. It is also important to note that because of the management team's successful combination of strategies, the fund at NAV outpaced both its benchmark and its Lipper peer group. Of particular value were the fund's yield-curve positioning; overweights to mortgage-backed securities
(MBSs) and asset-backed securities (ABSs), which both performed well in the period; and favorable security selection within ABSs.

FUND PROFILE

Putnam Income Fund seeks high current income consistent with what Putnam Management believes to be a prudent level of risk. The fund invests in a diversified portfolio composed mainly of corporate investment-grade bonds, U.S. government and agency bonds, and collateralized mortgage obligations.


Market overview

In the opening months of your fund's 2004 fiscal year, disappointing job growth, lingering excess manufacturing capacity, and a resurgence in global terrorism shook investors' confidence in U.S. economic recovery. Bond markets rallied in this environment, as many market participants believed that the Fed would delay raising interest rates in the face of continued economic softness. Further support for U.S. bond markets, particularly Treasuries, came from massive purchases on behalf of Asian central banks, primarily the Bank of Japan, as part of their efforts to manage their home currencies.

In April, however, yields backed up sharply, triggered by an unexpectedly robust jobs-creation report on April 2. Bond prices declined broadly and steeply on rising inflation expectations and indications that the Fed would tighten sooner than previously anticipated. Corporate bonds and other non-government market segments such as mortgage-backed securities (MBSs) and asset-backed securities
(ABSs) weathered the backup in yields better than Treasuries.

For the period as a whole, bond markets posted generally modest gains. Treasuries underperformed other market sectors as yield-hungry investors poured money into higher-risk, higher-coupon instruments. Corporate bonds led performance, benefiting from improving fundamentals: solid earnings growth, strengthening balance sheets, and favorable ratings actions. MBSs and ABSs also fared relatively well. ABSs posted especially solid results, driven by stellar returns in bonds backed by home-equity and manufactured-housing loans.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 4/30/04
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         1.25%
-------------------------------------------------------------------------------
Lehman Global Aggregate Bond Index (international bonds)                2.81%
-------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                             0.84%
-------------------------------------------------------------------------------
Lehman GNMA Index (Government National Mortgage Association
bonds)                                                                  1.27%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      6.27%
-------------------------------------------------------------------------------
Russell 2000 Growth Index (small-company growth stocks)                 4.01%
-------------------------------------------------------------------------------
Russell 2000 Value Index (small-company value stocks)                   9.09%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 4/30/04.
-------------------------------------------------------------------------------

Strategy overview

As stated previously, several strategies contributed to fund performance during the period. Yield-curve positioning was especially successful: the portfolio was often overweighted in bonds within the maturity ranges that outperformed for the period, and underweighted in bonds from maturity ranges that underperformed. The adjustments made to duration over the period were also advantageous. (Duration is a measure of sensitivity to interest-rate movements; the lower or shorter a portfolio's duration, the less sensitive it is to changes in rates.) The portfolio's duration was typically shorter than that of the benchmark index when interest rates were rising. Since bond prices move in the opposite direction of interest rates, this positioning helped reduce the negative impact of rate increases and protected the value of the fund's portfolio.

Our sector allocations, notably an overweight to the MBS and ABS market segments relative to the benchmark index, also contributed positively to performance as these segments outperformed throughout the period.
Security selection within MBS and ABS holdings further benefited returns.


[GRAPHIC OMITTED: horizontal bar chart TOP SECTOR WEIGHTINGS COMPARED]

TOP SECTOR WEIGHTINGS COMPARED

                         as of 10/31/03      as of 4/30/04

Mortgage-backed
securities                    51.8%               56.6%

Investment-grade
bonds                         28.2%               21.3%

Asset-backed
securities                    12.4%               13.1%

Government
bonds                          4.7%                6.9%

High-yield bonds               2.9%                2.1%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of market value. Holdings will vary over time.


How fund holdings/sector allocations affected performance

Yield-curve positioning was a major source of portfolio outperformance for the period. We correctly anticipated the timing of yield-curve flattening, especially in the last month of the period, when short-term rates rose sharply as investors became convinced that the Fed would act sooner rather than later to tighten monetary policy. For example, the fund had a below-index exposure to two-year securities in the period's final weeks, when the prices of such securities were especially hard hit by rising rates.

In terms of duration, the fund was defensively short at the beginning of the period, meaning it was positioned so that its interest-rate sensitivity was lower than that of the benchmark index. Our positioning became more neutral in ensuing months, then turned shorter once again toward period-end. These adjustments were generally well timed; as with yield-curve positioning, a short duration profile was most rewarding in April, when interest rates moved sharply up.

With regard to sector allocation, an overweight to MBSs and ABSs, which outperformed Treasuries in the period, was advantageous. Within the fund's corporate bond holdings, a bias toward lower-rated, higher-yielding issues aided returns, as such instruments posted above-average returns. However, toward the end of the period we began to reduce exposure to high-yield bonds as part of a general strategy of risk reduction.

Security selection was another net positive contributor to fund results. Holdings of ABSs backed by home equity loans were especially beneficial as these securities recorded excellent returns. Selection in MBS pass-throughs (securities backed by residential mortgages) was also favorable; on several occasions during the period we were able to position the portfolio quickly and correctly to profit from short-term fluctuations in the relative value of 15- and 30-year securities.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW

Aaa/AAA (66.8%)

Aa/AA (2.3%)

A (10.9%)

Baa/BBB (15.3%)

Ba/BB (3.0%)

B (1.1%)

Other (0.6%)

Footnote reads:
As a percentage of market value as of 4/30/04. A bond rated Baa/BBB or higher is considered investment grade. The chart reflects Moody's and Standard & Poor's ratings; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


Selection among corporate bond holdings aided returns, but to a lesser degree. An underweight position in bonds issued by automakers, however, detracted as this subsector outperformed. We continue to underweight this segment of the market as it remains exceptionally volatile; we do not believe that investors are currently being sufficiently rewarded for the higher risk.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.


OF SPECIAL INTEREST

Over the past year, yields on fixed-income investments have continued to decrease and the difference in yields between higher- and lower-quality bonds has narrowed. The fund's management has used this opportunity to increase the fund's focus on higher-quality and shorter-term offerings; however, the fund's earnings have declined as a result. The dividend for class A shares was reduced from $0.019 to $0.015 in March 2004. Other share classes had similar reductions.

The fund's management team

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are Kevin Cronin (Portfolio Leader), Rob Bloemker (Portfolio Member), Carl Bell, Andrea Burke, Steve Horner, D. William Kohli,
Michael Salm, John Van Tassel, and David Waldman.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Putnam's economists believe that the U.S. economy will slow moderately through the end of 2005 amid low inflation. We expect U.S. monetary policy to move from accommodative (that is, designed to stimulate economic growth) to neutral in coming months. In our view, a 2% federal funds rate by early 2005 would accomplish the removal of extraordinary stimulus and still support a healthy ongoing expansion. Over the medium term (six months), we expect the interest-rate environment to be volatile, as investors rely on fluctuating monthly economic data to gauge the Fed's tightening timetable and position their portfolios. Given the potential for upward movement in Treasury yields, we plan to keep the fund slightly defensive, in other words, to maintain a short-to-neutral duration profile relative to the benchmark.

In terms of sector allocations, we are reducing the fund's exposure to investment-grade corporate bonds given that sector's continued high valuation. Barring unforeseen shocks to the market, we believe the yield differential between corporate bonds and Treasuries may continue to narrow in coming months. However, at current valuation levels, we think the risks resulting from a widening of this differential -- hampering the returns of corporates compared to Treasuries -- exceed the possible rewards from further narrowing. We will continue to reduce exposure to investment-grade corporate bonds gradually where we feel performance has outrun underlying fundamentals, while maintaining a focus on lower-rated tiers, where spreads still have room to tighten.

We have reduced the fund's high-yield corporate bond holdings as part of our overall defensive strategy. However, we expect to maintain a small exposure to high-yield corporates as we believe them to be more reasonably priced than their investment-grade counterparts. We expect to continue overweighting ABSs, collateralized mortgage obligations (including interest-only securities), and commercial MBSs. We may look to increase the fund's exposure to MBS pass-throughs as their valuations have become relatively more appealing.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended April 30, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 4/30/04
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M         Class R
(inception dates)             (11/1/54)              (3/1/93)             (7/26/99)            (12/14/94)       (1/21/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
----------------------------------------------------------------------------------------------------------------------------------
6 months                   1.72%     -3.06%      1.34%     -3.66%      1.34%      0.34%      1.48%     -1.78%      1.59%
----------------------------------------------------------------------------------------------------------------------------------
1 year                     2.57      -2.35       1.80      -3.16       1.94       0.95       2.21      -1.04       2.30
----------------------------------------------------------------------------------------------------------------------------------
5 years                   29.83      23.61      25.02      23.04      25.09      25.09      28.03      23.80      28.21
Annual average             5.36       4.33       4.57       4.23       4.58       4.58       5.07       4.36       5.10
----------------------------------------------------------------------------------------------------------------------------------
10 years                  81.86      73.18      68.88      68.88      68.59      68.59      77.14      71.34      77.38
Annual average             6.16       5.65       5.38       5.38       5.36       5.36       5.88       5.53       5.90
----------------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             8.17       8.06       7.16       7.16       7.36       7.36       7.70       7.63       7.90
----------------------------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 4.75% and 3.25%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

A 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.


----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 3/31/04 (MOST RECENT CALENDAR QUARTER)
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)             (11/1/54)              (3/1/93)             (7/26/99)            (12/14/94)        (1/21/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
----------------------------------------------------------------------------------------------------------------------------------
6 months                   3.59%     -1.37%      3.06%     -1.94%      3.05%      2.05%      3.36%     -0.07%      3.45%
----------------------------------------------------------------------------------------------------------------------------------
1 year                     6.21       1.23       5.27       0.27       5.26       4.26       5.87       2.48       5.93
----------------------------------------------------------------------------------------------------------------------------------
5 years                   33.71      27.31      28.76      26.76      28.53      28.53      32.09      27.73      32.06
Annual average             5.98       4.95       5.19       4.86       5.15       5.15       5.72       5.02       5.72
----------------------------------------------------------------------------------------------------------------------------------
10 years                  84.78      76.11      71.37      71.37      71.27      71.27      80.06      74.26      80.32
Annual average             6.33       5.82       5.53       5.53       5.53       5.53       6.06       5.71       6.07
----------------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             8.24       8.13       7.22       7.22       7.42       7.42       7.77       7.70       7.97
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/04
----------------------------------------------------------------------
                                Lehman         Lipper Corporate
                               Aggregate      Debt Funds A Rated
                               Bond Index      category average*
----------------------------------------------------------------------
6 months                         1.25%               1.29%
----------------------------------------------------------------------
1 year                           1.82                2.19
----------------------------------------------------------------------
5 years                         38.03               32.18
Annual average                   6.66                5.73
----------------------------------------------------------------------
10 years                       103.13               90.56
Annual average                   7.34                6.64
----------------------------------------------------------------------
Annual average
(life of fund)                     -- +                -- +
----------------------------------------------------------------------

   Index and Lipper results should be compared to fund performance at net asset value.

 * Over the 6-month and 1-, 5-, and 10-year periods ended 4/30/04, there were 212, 205, 128, and 63 funds, respectively, in this Lipper category.

 + The benchmark and Lipper category were not in existence at the time of the fund's inception. The Lehman Aggregate Bond Index commenced 12/31/75. This Lipper category commenced 12/31/59.

------------------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/04
------------------------------------------------------------------------------------------
                            Class A      Class B      Class C      Class M      Class R
------------------------------------------------------------------------------------------
Distributions (number)          6            6            6            6            6
------------------------------------------------------------------------------------------
Income                       $0.106       $0.080       $0.080       $0.099       $0.097
------------------------------------------------------------------------------------------
Capital gains                  --           --           --           --           --
------------------------------------------------------------------------------------------
Total                        $0.106       $0.080       $0.080       $0.099       $0.097
------------------------------------------------------------------------------------------
Share value:               NAV    POP       NAV          NAV      NAV    POP       NAV
------------------------------------------------------------------------------------------
10/31/03                   $6.69  $7.02     $6.65        $6.67    $6.63  $6.85     $6.69
------------------------------------------------------------------------------------------
4/30/04                     6.70   7.02*     6.66         6.68     6.63   6.85      6.70
------------------------------------------------------------------------------------------
Current return
(end of period)
------------------------------------------------------------------------------------------
Current dividend rate 1    2.69%  2.56%     1.98%        1.98%    2.53%  2.45%     2.51%
------------------------------------------------------------------------------------------
Current 30-day
SEC yield 2                2.29   2.18      1.53         1.53     2.04   1.97      2.07
------------------------------------------------------------------------------------------

 * Reflects a reduction in sales charges that took effect on January 28, 2004.

 1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

 2 Based only on investment income, calculated using SEC guidelines.


Understanding your
fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Income Fund from October 31, 2003, to April 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

-------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 4/30/04
-------------------------------------------------------------------------------
                            Class A    Class B    Class C    Class M    Class R
-------------------------------------------------------------------------------
Expenses paid per $1,000*      $5         $9         $9         $6         $6
-------------------------------------------------------------------------------
Ending value
(after expenses)           $1,017     $1,013     $1,013     $1,015     $1,016
-------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2004, use the calculation method below. To find the value of your investment on October 31, 2003, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 10/31/2003 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

-----------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
-----------------------------------------------------------------------------
                                                                     Total
Value of your                                  Expenses paid        expenses
investment on 10/31/03  [DIV]    $1,000   X    per $1,000      =     paid
-----------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000                [DIV]    $1,000    X   $5 (see table above)  =  $50
-----------------------------------------------------------------------------

Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.


-------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 4/30/04
-------------------------------------------------------------------------------
                           Class A    Class B    Class C    Class M    Class R
-------------------------------------------------------------------------------
Expenses paid per $1,000*     $5         $9         $9         $6         $6
-------------------------------------------------------------------------------
Ending value
(after expenses)          $1,020     $1,016     $1,016     $1,019     $1,019
-------------------------------------------------------------------------------

 * Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/04. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.


-------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED  DATA
-------------------------------------------------------------------------------
                            Class A   Class B    Class C    Class M    Class R
-------------------------------------------------------------------------------
Your fund's annualized
expense ratio               0.99%      1.74%     1.74%      1.24%      1.24%
-------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer
group +                     0.99%      1.74%     1.74%      1.24%      1.24%
-------------------------------------------------------------------------------

+ For class A shares, expenses shown represent the average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe. All Lipper data is for the most recent fiscal periods available as of 3/31/04. For class B, C, M, and R shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.


Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk  0.16

Taxable bond
fund average      0.32

0%   Increasing Risk   100%

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of 3/31/04. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares (since reduced to 4.50%) and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Global Aggregate Bond Index is an unmanaged index used as a broad measure of international investment-grade bonds.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Lehman GNMA Index is an unmanaged index of Government National Mortgage Association bonds.

Russell 2000 Growth Index is an unmanaged index of those companies in the Russell 2000 Index chosen for their growth orientation.

Russell 2000 Value Index is an unmanaged index of those companies in the Russell 2000 Index chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
April 30, 2004 (Unaudited)

U.S. government and agency mortgage obligations (58.2%) (a)
Principal amount                                                          Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)
-------------------------------------------------------------------------------
               Government National Mortgage
               Association  Graduated Payment
               Mortgages
       $90,454 11s, with due dates from March 15,
               2010 to July 15, 2013                                   $101,895
               Government National Mortgage
               Association  Pass-Through
               Certificates
     2,898,769 7s, with due dates from April 15,
               2026 to December 15, 2031                              3,082,770
                                                                 --------------
                                                                      3,184,665

U.S. Government Agency Mortgage Obligations (58.1%)
-------------------------------------------------------------------------------
               Federal Home Loan Mortgage
               Corporation
        87,124 7 1/2s, December 1, 2029                                  93,662
        73,638 7s, January 1, 2015                                       78,452
       340,556 Federal National Mortgage
               Association Graduated Payment
               Mortgages 8s, December 1, 2008                           361,924
               Federal National Mortgage
               Association Pass-Through
               Certificates
        40,551 11s, with due dates from September
               1, 2014 to October 1, 2015                                45,660
       951,898 9s, with due dates from January 1,
               2027 to July 1, 2032                                   1,048,733
     3,744,097 8s, with due dates from January 1,
               2025 to July 1, 2033                                   4,072,428
     5,012,392 7 1/2s, with due dates from
               September 1, 2022 to July 1, 2033                      5,363,104
     3,671,451 7s, with due dates from May 1, 2024
               to November 1, 2033                                    3,884,657
     2,977,028 7s, with due dates from January 1,
               2007 to July 1, 2015                                   3,171,803
    10,498,823 6 1/2s, with due dates from November
               1, 2023 to November 1, 2033                           10,937,015
       447,176 6 1/2s, with due dates from
               September 1, 2010 to September 1,
               2016                                                     473,985
           780 6s, December 1, 2031                                         799
     5,772,422 6s, with due dates from August 1,
               2013 to November 1, 2017                               6,024,619
    94,100,000 6s, TBA, May 1, 2034                                  96,246,609
   645,538,000 5 1/2s, TBA, May 1, 2034                             643,924,155
       234,945 5s, with due dates from February 1,
               2018 to November 1, 2018                                 236,600
   375,820,000 5s, TBA, May 1, 2034                                 364,075,625
   168,859,000 5s, TBA, May 1, 2019                                 169,808,832
    72,917,000 4 1/2s, TBA, June 1, 2034                             68,154,645
    94,100,000 4 1/2s, TBA, May 1, 2034                              88,307,016
   218,800,000 4 1/2s, TBA, May 1, 2019                             215,312,766
        33,501 4s, October 1, 2018                                       32,267
                                                                 --------------
                                                                  1,681,655,356
                                                                 --------------
               Total U.S. government and agency
               mortgage obligations
               (cost $1,702,294,716)                             $1,684,840,021

U.S. government agency obligations (5.6%) (a) (cost $163,175,288)
Principal amount                                                          Value
-------------------------------------------------------------------------------
  $139,956,000 Fannie Mae 7 1/4s, January 15, 2010                 $161,292,572

U.S. treasury obligations (0.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $2,085,000 U.S. Treasury Bonds 4 1/4s, November
               15, 2013                                              $2,045,418
     3,934,000 U.S. Treasury Notes 3 1/4s, August
               15, 2008                                               3,909,719
                                                                 --------------
               Total U.S. treasury obligations
               (cost $6,154,421)                                     $5,955,137

Corporate bonds and notes (22.8%) (a)
Principal amount                                                          Value

Basic Materials (1.0%)
-------------------------------------------------------------------------------
    $3,715,000 Alcoa, Inc. notes 6 1/2s, 2011                        $4,097,563
     2,195,000 Avery Dennison Corp. notes 4 7/8s,
               2013                                                   2,172,640
     1,850,000 Dow Chemical Co. (The) debs. 8.55s,
               2009                                                   2,191,923
       880,000 Dow Chemical Co. (The) notes 5 3/4s,
               2009                                                     929,271
     1,950,000 Dow Chemical Co. (The) Pass Through
               Trust 144A  company guaranty 4.027s,
               2009                                                   1,867,400
     1,100,000 Eastman Chemical Co. notes 3 1/4s,
               2008                                                   1,058,282
     2,000,000 Falconbridge, Ltd. bonds 5 3/8s,
               2015 (Canada)                                          1,938,942
       970,000 Georgia-Pacific Corp. sr. notes 8s,
               2014                                                   1,086,400
       610,000 ICI Wilmington, Inc. company
               guaranty 5 5/8s, 2013                                    608,852
     1,550,000 ICI Wilmington, Inc. company
               guaranty 4 3/8s, 2008                                  1,537,006
     3,131,000 ISP Chemco, Inc. company guaranty
               Ser. B, 10 1/4s, 2011                                  3,538,030
     2,365,000 Millennium America, Inc. company
               guaranty 9 1/4s, 2008                                  2,577,850
     1,118,000 Monsanto Co. notes 4s, 2008                            1,110,405
       390,000 Monsanto Co. sr. notes 7 3/8s, 2012                      446,427
       770,000 Praxair, Inc. notes 6 3/8s, 2012                         848,244
       925,000 Weyerhaeuser Co. notes 6 3/4s, 2012                    1,014,037
       335,000 WMC Finance USA company guaranty
               6 1/4s, 2033 (Australia)                                 330,051
       615,000 WMC Finance USA company guaranty
               5 1/8s, 2013 (Australia)                                 603,846
                                                                 --------------
                                                                     27,957,169

Capital Goods (1.0%)
-------------------------------------------------------------------------------
     3,670,000 Allied Waste North America, Inc. sr.
               notes 7 7/8s, 2013                                     3,963,600
       895,000 BAE Systems Holdings, Inc. 144A
               notes 6.4s, 2011                                         953,710
       290,000 Boeing Capital Corp. sr. notes
               4 3/4s, 2008                                             297,404
       990,000 Boeing Co. (The) debs. 6 7/8s, 2043                    1,044,763
     1,000,000 Bombardier, Inc. 144A notes 6.3s,
               2014 (Canada)                                            991,247
       225,000 Bunge, Ltd. Finance Corp. company
               guaranty 7.8s, 2012                                      259,928
       705,000 Bunge, Ltd. Finance Corp. notes
               5 7/8s, 2013                                             717,498
     1,165,000 Bunge, Ltd. Finance Corp. 144A notes
               4 3/8s, 2008                                           1,160,890
     2,345,000 Kennametal, Inc. sr. notes 7.2s,
               2012                                                   2,500,037
       380,000 Litton Industries, Inc. sr. notes
               8s, 2009                                                 442,098
     1,680,000 Lockheed Martin Corp. bonds 8 1/2s,
               2029                                                   2,126,075
     1,900,000 Northrop Grumman Corp. company
               guaranty 7 1/8s, 2011                                  2,136,307
       235,000 Raytheon Co. bonds 5 3/8s, 2013                          235,597
       825,000 Raytheon Co. debs. 7s, 2028                              876,253
     3,120,000 Raytheon Co. debs. 6s, 2010                            3,356,234
     1,410,000 Raytheon Co. notes 8.3s, 2010                          1,664,065
     1,105,000 Raytheon Co. notes 4.85s, 2011                         1,092,397
     1,135,000 Sealed Air Corp. 144A bonds 6 7/8s,
               2033                                                   1,173,537
     1,315,000 Sealed Air Corp. 144A notes 5 5/8s,
               2013                                                   1,326,619
     1,640,000 Waste Management, Inc. sr. notes
               7 3/8s, 2010                                           1,864,408
                                                                 --------------
                                                                     28,182,667

Communication Services (3.0%)
-------------------------------------------------------------------------------
     1,135,000 Ameritech Capital Funding company
               guaranty 6 1/4s, 2009                                  1,222,514
     2,955,000 AT&T Corp. sr. notes 8.05s, 2011                       3,242,412
     1,265,000 AT&T Wireless Services, Inc. sr.
               notes 8 3/4s, 2031                                     1,543,210
     3,665,000 AT&T Wireless Services, Inc. sr.
               notes 7 7/8s, 2011                                     4,221,413
     1,800,000 Bellsouth Capital Funding notes
               7 3/4s, 2010                                           2,081,475
     1,820,000 British Telecommunications PLC bonds
               8 7/8s, 2030 (United Kingdom)                          2,302,349
     4,700,000 British Telecommunications PLC notes
               8 3/8s, 2010 (United Kingdom)                          5,542,476
     7,730,000 Cingular Wireless, LLC sr. notes
               5 5/8s, 2006                                           8,184,199
     3,020,000 Deutsche Telekom International
               Finance BV bonds 8 1/2s,  2010
               (Netherlands)                                          3,568,360
     5,155,000 Deutsche Telekom International
               Finance BV company guaranty  8 3/4s,
               2030 (Netherlands)                                     6,398,077
     2,370,000 France Telecom notes 9 1/2s, 2031
               (France)                                               3,039,409
     3,965,000 France Telecom notes 7 3/4s, 2011
               (France)                                               4,687,415
     1,450,000 Koninklijke (Royal) KPN NV sr.
               unsub. notes 8 3/8s,  2030
               (Netherlands)                                          1,777,641
       888,000 Koninklijke (Royal) KPN NV sr.
               unsub. notes 8s, 2010 (Netherlands)                    1,038,677
     2,150,000 Sprint Capital Corp. company
               guaranty 8 3/4s, 2032                                  2,568,203
     3,550,000 Sprint Capital Corp. company
               guaranty 7 5/8s, 2011                                  4,003,264
     3,985,000 Sprint Capital Corp. company
               guaranty 6 7/8s, 2028                                  3,912,238
       400,000 Sprint Capital Corp. company
               guaranty 6 1/8s, 2008                                    428,312
     3,380,000 Telecom Italia Capital 144A company
               guaranty 6 3/8s,  2033 (Luxembourg)                    3,315,178
     1,575,000 Telecom Italia Capital 144A company
               guaranty 5 1/4s,  2013 (Luxembourg)                    1,550,741
     2,165,000 Telecom Italia Capital 144A company
               guaranty 4s, 2008 (Luxembourg)                         2,146,058
     2,975,000 Telefonica Europe BV company
               guaranty 7 3/4s, 2010 (Netherlands)                    3,450,595
     1,030,000 United States Cellular Corp. notes
               6.7s, 2033                                             1,006,333
     2,965,000 Verizon Global Funding Corp. notes
               7 1/4s, 2010                                           3,351,992
     2,180,000 Verizon New England, Inc. sr. notes
               6 1/2s, 2011                                           2,362,270
     1,420,000 Verizon Virginia, Inc. debs. Ser. A,
               4 5/8s, 2013                                           1,343,294
     2,950,000 Verizon Wireless, Inc. notes 5 3/8s,
               2006                                                   3,114,402
       895,000 Vodafone Group PLC notes 7 7/8s,
               2030 (United Kingdom)                                  1,069,232
     3,010,000 Vodafone Group PLC notes 7 5/8s,
               2005 (United Kingdom)                                  3,143,897
                                                                 --------------
                                                                     85,615,636

Conglomerates (0.3%)
-------------------------------------------------------------------------------
     4,005,000 Textron Financial Corp. notes 6s,
               2009                                                   4,340,687
     1,670,000 Tyco International Group SA company
               guaranty 7s,  2028 (Luxembourg)                        1,703,165
     3,335,000 Tyco International Group SA company
               guaranty 6 3/4s,  2011 (Luxembourg)                    3,596,587
                                                                 --------------
                                                                      9,640,439

Consumer Cyclicals (2.7%)
-------------------------------------------------------------------------------
     1,770,000 Cendant Corp. notes 6 1/4s, 2010                       1,908,003
     2,055,000 Cendant Corp. sr. notes 7 3/8s, 2013                   2,324,421
     2,144,000 D.R. Horton, Inc. company guaranty
               8s, 2009                                               2,369,120
     2,795,000 D.R. Horton, Inc. sr. notes 5 7/8s,
               2013                                                   2,746,088
     4,365,000 DaimlerChrysler NA Holding Corp.
               company guaranty 7.2s, 2009                            4,800,365
     4,980,000 DaimlerChrysler NA Holding Corp.
               company guaranty  Ser. D, 3.4s, 2004                   5,028,716
     2,815,000 Federated Department Stores, Inc.
               sr. notes 8 1/2s, 2010                                 3,380,863
     2,875,000 Ford Motor Co. debs. 9.98s, 2047                       3,478,319
     5,185,000 Ford Motor Credit Corp. notes
               7 3/8s, 2009                                           5,604,824
     1,115,000 Ford Motor Credit Corp. notes
               6 1/2s, 2007                                           1,180,710
     2,265,000 General Motors Acceptance Corp.
               bonds 8s, 2031                                         2,390,535
       630,000 General Motors Acceptance Corp.
               notes 6 7/8s, 2012                                       656,875
     5,970,000 General Motors Acceptance Corp.
               notes Ser. MTN, 5.36s, 2004                            6,024,876
     1,105,000 GTECH Holdings Corp. notes 4 3/4s,
               2010                                                   1,103,423
     1,215,000 Hilton Hotels Corp. notes 8 1/4s,
               2011                                                   1,412,438
       680,000 Hilton Hotels Corp. notes 7 5/8s,
               2012                                                     765,000
       100,000 Host Marriott LP sr. notes 7 1/8s,
               2013 (R)                                                 101,500
     1,981,000 International Game Technology sr.
               notes 8 3/8s, 2009                                     2,319,638
     4,320,000 JC Penney Co., Inc. notes 7.6s, 2007                   4,741,200
     3,584,000 K. Hovnanian Enterprises, Inc. sr.
               notes 6 1/2s, 2014                                     3,422,720
       914,000 Lear Corp. company guaranty Ser. B,
               8.11s, 2009                                            1,049,958
     1,570,000 Lennar Corp. company guaranty
               Ser. B, 9.95s, 2010                                    1,772,138
       800,000 MGM Mirage, Inc. company guaranty
               9 3/4s, 2007                                             904,000
     2,429,000 MGM Mirage, Inc. company guaranty
               8 3/8s, 2011                                           2,684,045
     1,375,000 Mohegan Tribal Gaming Authority sr.
               notes 8 1/8s, 2006                                     1,464,375
     1,670,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 6 3/8s, 2009                                1,703,400
       910,000 Park Place Entertainment Corp. sr.
               notes 7 1/2s, 2009                                     1,001,000
     1,355,000 Park Place Entertainment Corp. sr.
               sub. notes 9 3/8s, 2007                                1,497,275
       195,000 PRIMEDIA, Inc. company guaranty
               7 5/8s, 2008                                             196,463
     3,200,000 Pulte Homes, Inc. company guaranty
               7 7/8s, 2011                                           3,668,192
     1,570,000 RadioShack Corp. notes 7 3/8s, 2011                    1,805,010
     1,095,000 Sears Roebuck Acceptance FRN
               Ser. MTN, 3.13s, 2004                                  1,095,060
     2,540,000 SPX Corp. sr. notes 6 1/4s, 2011                       2,533,650
     1,095,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 3/8s, 2007                    1,177,125
                                                                 --------------
                                                                     78,311,325

Consumer Staples (3.3%)
-------------------------------------------------------------------------------
     3,645,000 AOL Time Warner, Inc. bonds 7 5/8s,
               2031                                                   3,989,037
     2,865,000 AOL Time Warner, Inc. notes 5 5/8s,
               2005                                                   2,968,968
     1,915,000 Archer Daniels Midland Co. debs.
               8 1/8s, 2012                                           2,322,573
     2,820,000 Cadbury Schweppes US Finance, LLC
               144A notes 3 7/8s, 2008                                2,790,100
     5,060,000 Campbell Soup Co. notes 6 3/4s, 2011                   5,670,327
       450,000 Chancellor Media Corp. company
               guaranty 8s, 2008                                        515,061
     2,910,000 Comcast Corp. company guaranty
               7.05s, 2033                                            3,061,300
     2,030,000 Comcast Corp. company guaranty
               5.85s, 2010                                            2,131,906
       660,000 ConAgra, Inc. notes 7 7/8s, 2010                         769,019
       910,000 ConAgra, Inc. notes 6 3/4s, 2011                       1,005,136
     1,420,000 ConAgra, Inc. notes 6s, 2006                           1,511,722
     2,015,000 Cox Communications, Inc. notes
               7 3/4s, 2010                                           2,306,105
     1,665,000 Cox Enterprises, Inc. 144A notes 8s,
               2007                                                   1,864,091
     1,068,372 CVS Corp. 144A pass-through
               certificates 6.117s, 2013                              1,113,354
     1,280,000 Dean Foods Co. sr. notes 8.15s, 2007                   1,417,600
     2,760,000 Diageo PLC company guaranty 8s, 2022
               (United Kingdom)                                       3,341,043
     2,740,000 Fred Meyer, Inc. Holding Co. company
               guaranty 7.45s, 2008                                   3,082,475
       175,000 Grand Metro Investment Corp. company
               guaranty 9s, 2011                                        220,062
     2,440,000 Hormel Foods Corp. notes 6 5/8s,
               2011                                                   2,729,572
     2,435,000 Johnson (SC) & Son, Inc. 144A bonds
               5 3/4s, 2033                                           2,288,496
     4,120,000 Jones Intercable, Inc. sr. notes
               7 5/8s, 2008                                           4,606,621
     7,015,000 Kraft Foods, Inc. notes 4 5/8s, 2006                   7,255,299
     2,030,000 Liberty Media Corp. debs. 8 1/2s,
               2029                                                   2,387,252
     1,655,000 Liberty Media Corp. sr. notes 5.7s,
               2013                                                   1,654,849
     2,160,000 Miller Brewing Co. 144A notes
               5 1/2s, 2013                                           2,188,118
     1,005,000 News America Holdings, Inc. company
               guaranty 9 1/4s, 2013                                  1,275,756
       900,000 News America Holdings, Inc. company
               guaranty 7 3/8s, 2008                                  1,005,971
     1,820,000 News America Holdings, Inc. debs.
               7 3/4s, 2045                                           2,092,401
     2,585,000 News America Holdings, Inc. debs.
               7.7s, 2025                                             2,947,970
       255,000 News America, Inc. company guaranty
               4 3/4s, 2010                                             255,769
     1,780,000 News America, Inc. sr. notes 6 5/8s,
               2008                                                   1,942,544
     1,045,000 Philip Morris Cos., Inc. debs.
               7 3/4s, 2027                                           1,114,203
     2,035,000 Procter & Gamble Co. bonds 5 1/2s,
               2034                                                   1,924,011
     2,335,000 Rogers Cable Inc. sec. notes 6 1/4s,
               2013 (Canada)                                          2,248,470
     1,820,000 TCI Communications, Inc. debs.
               7 7/8s, 2013                                           2,100,316
     4,035,000 Time Warner, Inc. debs. 9.15s, 2023                    5,039,364
     1,835,000 Time Warner, Inc. debs. 9 1/8s, 2013                   2,263,632
     1,215,000 Time Warner, Inc. notes 8.18s, 2007                    1,375,723
       640,000 Tyson Foods, Inc. notes 8 1/4s, 2011                     744,715
     1,815,000 USA Interactive notes 7s, 2013                         1,974,798
     3,445,000 Viacom, Inc. company guaranty 7.7s,
               2010                                                   3,993,296
       765,000 Yum! Brands, Inc. sr. notes 8 7/8s,
               2011                                                     932,566
                                                                 --------------
                                                                     96,421,591

Energy (1.0%)
-------------------------------------------------------------------------------
     1,005,000 Amerada Hess Corp. bonds 7 7/8s,
               2029                                                   1,088,451
       390,000 Amerada Hess Corp. unsub notes
               6.65s, 2011                                              415,715
       745,000 Anadarko Finance Co. company
               guaranty Ser. B, 6 3/4s, 2011                            826,648
     2,435,000 Arch Western Finance, LLC 144A sr.
               notes 6 3/4s, 2013                                     2,508,050
       844,000 BRL Universal Equipment sec. notes
               8 7/8s, 2008                                             910,465
     4,585,000 Conoco Funding Co. company guaranty
               6.35s, 2011                                            5,056,384
     1,610,000 Kerr-McGee Corp. company guaranty
               6 7/8s, 2011                                           1,758,500
     2,005,000 Louis Dreyfus Natural Gas Corp.
               notes 6 7/8s, 2007                                     2,173,228
     1,950,000 MidAmerican Energy Holdings Co. sr.
               notes 4 5/8s, 2007                                     1,986,821
       345,000 MidAmerican Energy Holdings Co. sr.
               notes 3 1/2s, 2008                                       334,086
     3,120,000 Motiva Enterprises, LLC 144A sr.
               notes 5.2s, 2012                                       3,134,666
     1,100,000 Ocean Energy, Inc. company guaranty
               7 1/4s, 2011                                           1,233,449
       940,000 Petro-Canada, Ltd. bonds 5.35s, 2033
               (Canada)                                                 817,475
       890,000 Phillips Petroleum Co. notes 8 3/4s,
               2010                                                   1,087,701
       843,000 Pride Petroleum Services, Inc. sr.
               notes 9 3/8s, 2007                                       857,753
     1,420,000 Schlumberger Technology Corp. 144A
               notes 6 1/2s, 2012                                     1,556,989
     2,505,000 Transocean Sedco Forex, Inc. notes
               6 5/8s, 2011                                           2,764,809
                                                                 --------------
                                                                     28,511,190

Financial (6.5%)
-------------------------------------------------------------------------------
     1,680,000 Ace INA Holdings, Inc. company
               guaranty 8.3s, 2006                                    1,865,830
     1,695,000 Allfirst Financial, Inc. sub. notes
               7.2s, 2007                                             1,859,726
     5,075,000 Archstone-Smith Operating Trust
               notes 5s, 2007 (R)                                     5,256,366
     4,265,000 Associates First Capital Corp. debs.
               6.95s, 2018                                            4,803,827
     5,285,000 Associates First Capital Corp. sub.
               debs. 8.15s, 2009                                      6,190,907
     2,070,000 AXA Financial, Inc. sr. notes
               7 3/4s, 2010                                           2,397,404
     2,415,000 Bank of America Corp. sub. notes
               7 3/4s, 2015                                           2,852,255
       735,000 Bank of New York Co., Inc. (The) sr.
               sub. notes FRN 3.4s, 2013                                712,076
     1,697,000 Bank One Corp. sub. notes 7.6s, 2007                   1,889,740
     7,560,000 Bank United Corp. notes Ser. A, 8s,
               2009                                                   8,809,456
     3,110,000 Bear Stearns Cos., Inc. (The) notes
               7.8s, 2007                                             3,505,082
       250,000 Capital One Bank notes 6 1/2s, 2013                      260,754
       735,000 Capital One Bank notes Ser. BKNT,
               4 7/8s, 2008                                             751,368
       775,000 Capital One Bank sr. notes
               Ser. BKNT, 6.7s, 2008                                    841,703
     1,035,000 CenterPoint Properties Trust notes
               Ser. MTN, 4 3/4s, 2010                                 1,009,118
       155,000 CIT Group, Inc. sr. notes 7 3/4s,
               2012                                                     179,272
     4,705,000 CIT Group, Inc. sr. notes Ser. MTN,
               6 7/8s, 2009                                           5,209,086
     1,430,000 CIT Group, Inc. sr. sub. notes
               4 1/8s, 2006                                           1,466,175
     3,430,000 Citigroup, Inc. debs. 6 5/8s, 2028                     3,622,732
     3,710,000 Citigroup, Inc. sub. notes 7 1/4s,
               2010                                                   4,237,328
     2,090,000 Countrywide Home Loans, Inc. company
               guaranty Ser. K,  5 5/8s, 2007                         2,217,070
     2,240,000 Countrywide Home Loans, Inc. company
               guaranty Ser. MTNL,  4s, 2011                          2,113,230
       490,000 Credit Suisse First Boston USA, Inc.
               notes 6 1/8s, 2011                                       524,366
     2,110,000 Developers Diversified Realty Corp.
               notes 4 5/8s, 2010                                     2,065,302
     2,270,000 EOP Operating LP sr. notes 7s, 2011                    2,518,268
     2,400,000 Equity One, Inc. company guaranty
               3 7/8s, 2009                                           2,317,011
     4,955,000 First Chicago NBD Corp. sub. notes
               6 3/8s, 2009                                           5,499,581
     6,370,000 First Union National Bank sub. notes
               7.8s, 2010                                             7,534,500
       695,000 FleetBoston Financial Corp. notes
               7 1/4s, 2005                                             742,091
     5,215,000 Franchise Finance Corp. of America
               sr. notes 8 3/4s, 2010 (R)                             6,441,751
     2,165,000 Fund American Cos., Inc. notes
               5 7/8s, 2013                                           2,171,839
     3,070,000 General Electric Capital Corp.
               company guaranty 7 7/8s, 2006                          3,447,377
     1,000,000 General Electric Capital Corp. notes
               Ser. A, 6 3/4s, 2032                                   1,076,608
     1,190,000 General Electric Capital Corp. notes
               Ser. A, 6s, 2012                                       1,268,878
       280,000 General Electric Capital Corp. notes
               Ser. MTNA, 6 1/8s, 2011                                  302,421
     2,075,000 Goldman Sachs Group LP sub. notes
               6.345s, 2034                                           1,983,364
     4,020,000 Goldman Sachs Group, Inc. (The)
               notes 4 3/4s, 2013                                     3,829,705
     1,300,000 Hartford Financial Services Group,
               Inc. (The) sr. notes 7.9s, 2010                        1,518,202
     1,310,000 Heller Financial, Inc. notes 7 3/8s,
               2009                                                   1,503,627
       880,000 Heritage Property Investment Trust
               144A notes 5 1/8s, 2014                                  830,481
     2,585,000 Hospitality Properties Trust notes
               6 3/4s, 2013 (R)                                       2,704,060
     6,165,000 Household Finance Corp. notes 8s,
               2010                                                   7,257,530
     6,135,000 Household Finance Corp. notes 7s,
               2012                                                   6,873,537
     3,430,000 Household Finance Corp. notes
               6 3/4s, 2011                                           3,797,607
       710,000 HRPT Properties Trust bonds 5 3/4s,
               2014 (R)                                                 702,141
       560,000 HRPT Properties Trust sr. notes
               6.7s, 2005 (R)                                           574,624
     2,440,000 International Lease Finance Corp.
               notes 4.35s, 2008                                      2,463,568
       302,000 iStar Financial, Inc. sr. notes
               8 3/4s, 2008 (R)                                         338,240
     1,645,000 iStar Financial, Inc. sr. notes 7s,
               2008 (R)                                               1,719,025
       550,000 iStar Financial, Inc. sr. notes 6s,
               2010 (R)                                                 550,000
     2,610,000 John Hancock Financial Services,
               Inc. sr. notes 5 5/8s, 2008                            2,775,239
     1,090,000 John Hancock Global Funding II 144A
               notes 7.9s, 2010                                       1,273,369
     5,545,000 JPMorgan Chase & Co. sub. notes
               5 3/4s, 2013                                           5,741,570
     1,880,000 Kimco Realty Corp. notes Ser. MTNC,
               5.19s, 2013                                            1,849,582
       955,000 Merrill Lynch & Co., Inc. notes
               Ser. B, 4 3/4s, 2009                                     974,333
       665,000 Metlife, Inc. sr. notes 6 1/8s, 2011                     719,252
     2,140,000 Morgan Stanley Tracers notes 4 1/4s,
               2010                                                   2,107,669
       105,000 National City Bank bonds 4 5/8s,
               2013                                                     101,005
     1,250,000 National City Bank sub. notes
               Ser. BKNT, 6 1/4s, 2011                                1,366,105
       815,000 Nationwide Financial Services, Inc.
               notes 5 5/8s, 2015                                       831,263
     3,590,000 Nordea Bank Finland PLC sub. notes
               6 1/2s, 2009 (Finland)                                 3,950,644
       965,000 OneAmerica Financial Partners, Inc.
               144A bonds 7s, 2033                                      961,363
     3,155,000 PNC Funding Corp. bonds 5 1/4s, 2015                   3,088,250
     1,580,000 Popular North America, Inc. sub.
               notes 3 7/8s, 2008                                     1,561,498
     2,660,000 Principal Life Global Funding I 144A
               sec. notes 5 1/4s, 2013                                2,672,470
     1,435,000 Protective Life Corp. notes 4.3s,
               2013                                                   1,341,791
     2,245,000 Prudential Financial, Inc. notes
               Ser. MTNB, 4 1/2s, 2013                                2,120,277
       595,000 Rouse Co. (The) notes 5 3/8s, 2013                       583,914
       655,000 Rouse Co. (The) notes 3 5/8s, 2009                       627,715
     3,625,000 Sovereign Bancorp, Inc. sr. notes
               10 1/2s, 2006                                          4,228,236
     2,780,000 St. Paul Co., Inc. (The) sr. notes
               5 3/4s, 2007                                           2,946,908
     1,490,000 Steers Delaware Business Trust 144A
               notes 5.565s, 2005                                     1,564,500
     2,080,000 Suncorp-Metway, Ltd. 144A FRB
               3 1/2s, 2013 (Australia)                               2,019,048
     1,000,000 Tanger Properties, Ltd. company
               guaranty 7 7/8s, 2004                                  1,030,000
       995,000 Travelers Property Casualty Corp.
               sr. notes 3 3/4s, 2008                                   992,880
     5,000,000 UBS AG/Jersey Branch FRN 4.11s, 2008
               (United Kingdom)                                       5,105,000
       700,000 Vornado Realty Trust notes 4 3/4s,
               2010                                                     685,542
       990,000 XL Capital Europe PLC company
               guaranty 6 1/2s, 2012  (United
               Kingdom)                                               1,075,949
                                                                 --------------
                                                                    188,901,581

Health Care (0.3%)
-------------------------------------------------------------------------------
     3,660,000 American Home Products Corp. notes
               6.95s, 2011                                            4,045,204
     1,055,000 AmerisourceBergen Corp. company
               guaranty 7 1/4s, 2012                                  1,123,575
       740,000 AmerisourceBergen Corp. sr. notes
               8 1/8s, 2008                                             817,700
     1,320,000 Bayer Corp. 144A FRB 6.2s, 2008                        1,419,356
     1,575,000 HCA, Inc. sr. notes 7 7/8s, 2011                       1,738,877
       101,000 Service Corp. International notes
               6s, 2005                                                 105,545
     1,005,000 Wyeth bonds 6 1/2s, 2034                               1,004,161
                                                                 --------------
                                                                     10,254,418

Technology (0.2%)
-------------------------------------------------------------------------------
       590,000 Computer Associates International,
               Inc. sr. notes Ser. B, 6 3/8s, 2005                      611,743
     1,085,000 Fiserv, Inc. notes 4s, 2008                            1,077,979
       835,000 Jabil Circuit, Inc. sr. notes
               5 7/8s, 2010                                             867,245
       630,000 Motorola, Inc. notes 7 5/8s, 2010                        712,449
       690,000 Motorola, Inc. notes 6 3/4s, 2006                        732,875
       915,000 SunGard Data Systems, Inc. 144A
               bonds 4 7/8s, 2014                                       879,041
                                                                 --------------
                                                                      4,881,332

Transportation (0.5%)
-------------------------------------------------------------------------------
     2,248,725 Continental Airlines, Inc.
               pass-through certificates Ser.
               97-4A,  6.9s, 2018                                     2,226,238
     1,132,815 Continental Airlines, Inc.
               pass-through certificates Ser.
               98-1A, 6.648s, 2017                                    1,098,830
     3,840,000 CSX Corp. notes 6 1/4s, 2008                           4,141,498
       885,000 CSX Corp. notes 4 7/8s, 2009                             900,922
     1,670,000 FedEx Corp. 144A notes 2.65s, 2007                     1,633,609
     1,915,000 Norfolk Southern Corp. sr. notes
               7 1/4s, 2031                                           2,119,894
       151,549 Northwest Airlines Corp.
               pass-through certificates Ser.
               99-2A,  7.575s, 2019                                     153,350
     1,555,000 Union Pacific Corp. notes 5 3/8s,
               2014                                                   1,553,781
                                                                 --------------
                                                                     13,828,122

Utilities & Power (3.0%)
-------------------------------------------------------------------------------
       875,000 AEP Texas Central Co. sr. notes
               Ser. D, 5 1/2s, 2013                                     885,182
       470,000 American Electric Power Co., Inc.
               notes Ser. A, 6 1/8s, 2006                               499,828
       695,000 American Electric Power Co., Inc.
               sr. notes Ser. C, 5 3/8s, 2010                           717,690
       710,000 Appalachian Power Co. notes 3.6s,
               2008                                                     696,574
     5,760,000 Arizona Public Services Co. sr.
               notes 6 3/4s, 2006                                     6,237,498
       380,000 Carolina Power & Light Co. 1st mtge.
               6 1/8s, 2033                                             374,516
       440,000 CenterPoint Energy Resources Corp.
               debs. 8.9s, 2006                                         491,252
     1,735,000 CenterPoint Energy Resources Corp.
               notes 7 3/4s, 2011                                     1,942,666
     1,780,000 Cleveland Electric Illuminating Co.
               (The) 144A sr. notes 5.65s, 2013                       1,760,514
     3,185,000 Consumers Energy Co. 1st mtge.
               Ser. B, 5 3/8s, 2013                                   3,134,779
       970,000 Consumers Energy Co. bonds 6 1/4s,
               2006                                                   1,034,279
       960,000 Dayton Power & Light Co. (The) 144A
               1st mtge. 5 1/8s, 2013                                   930,420
       325,000 Dominion Resources, Inc. sr. notes
               8 1/8s, 2010                                             380,648
     2,835,000 Dominion Resources, Inc. unsub.
               notes 5.7s, 2012                                       2,927,843
     2,035,000 Duke Capital Corp. sr. notes Ser. A,
               6 1/4s, 2005                                           2,121,644
     2,970,000 Duke Energy Field Services, LLC
               notes 7 7/8s, 2010                                     3,433,368
     2,555,000 Exelon Generation Co., LLC sr. notes
               6.95s, 2011                                            2,846,510
     3,345,000 FirstEnergy Corp. notes Ser. C,
               7 3/8s, 2031                                           3,513,160
     1,285,000 Florida Power & Light Co. 1st mtge.
               5.95s, 2033                                            1,273,984
       825,000 Florida Power & Light Co. 1st mtge.
               5 5/8s, 2034                                             780,874
       680,000 Indianapolis Power & Light 144A 1st
               mtge. 6.3s, 2013                                         710,540
     1,555,000 KeySpan Corp. notes 7 5/8s, 2010                       1,810,773
     1,005,000 Kinder Morgan, Inc. sr. notes
               6 1/2s, 2012                                           1,081,772
     2,940,000 Monongahela Power Co. 1st mtge. 5s,
               2006                                                   2,980,425
       980,000 National Fuel Gas Co. notes 5 1/4s,
               2013                                                     987,032
     1,870,000 National Rural Utilities Cooperative
               Finance Corp. coll. trust  3 7/8s,
               2008                                                   1,880,438
     1,630,000 Nevada Power Co. 144A 2nd mtge. 9s,
               2013                                                   1,801,150
     6,115,000 NiSource Finance Corp. company
               guaranty 7 7/8s, 2010                                  7,118,441
     2,635,000 Northern States Power Co. mtge.
               Ser. B, 8s, 2012                                       3,168,780
       490,000 Oncor Electric Delivery Co. sec.
               notes 7 1/4s, 2033                                       546,989
     2,405,000 Oncor Electric Delivery Co. sec.
               notes 6 3/8s, 2012                                     2,605,611
     1,325,000 Pacific Gas & Electric Co. 1st mtge.
               6.05s, 2034                                            1,249,417
       715,000 Pacific Gas & Electric Co. 1st mtge.
               4.8s, 2014                                               683,705
       490,000 Pacific Gas & Electric Co. 1st.
               mtge. 4.2s, 2011                                         471,931
     1,570,000 PacifiCorp Sinking Fund 1st mtge.
               5.45s, 2013                                            1,609,101
       735,000 Panhandle Eastern Pipe Line sr.
               notes 4.8s, 2008                                         746,476
     1,080,000 Pepco Holdings, Inc. notes 5 1/2s,
               2007                                                   1,134,519
       955,000 Potomac Edison Co. 1st mtge. 8s,
               2024                                                     924,022
     1,818,522 Power Receivable Finance, LLC 144A
               sr. notes 6.29s, 2012                                  1,867,004
       790,000 PP&L Capital Funding, Inc. company
               guaranty Ser. D, 8 3/8s, 2007                            891,850
       940,000 Progress Energy, Inc. sr. notes
               6 3/4s, 2006                                           1,004,252
     1,395,000 Progress Energy, Inc. sr. notes
               6.05s, 2007                                            1,485,986
       785,000 Public Service Company of New Mexico
               sr. notes 4.4s, 2008                                     783,276
     1,780,000 Public Service Electric & Gas Co.
               1st mtge. FRN 6 3/8s, 2008                             1,927,340
     1,605,000 Public Services Co. of Colorado sr.
               notes Ser. A, 6 7/8s, 2009                             1,785,298
       785,000 Rochester Gas & Electric notes
               6 3/8s, 2033                                             773,699
     1,455,000 South Carolina Electric & Gas Co.
               1st mtge. 5.3s, 2033                                   1,309,412
     1,010,000 Southern California Edison Co. 1st
               mtge. 6s, 2034                                           974,404
     1,285,000 Southern California Edison Co. 1st
               mtge. 5s, 2014                                         1,260,640
       875,000 Tampa Electric Co. notes 6 7/8s,
               2012                                                     949,771
       965,000 TransCanada Pipelines, Ltd. notes
               4s, 2013 (Canada)                                        885,773
       990,000 Western Energy, Inc. sr. notes Ser.
               (a), 7 1/8s, 2009                                      1,103,850
       840,000 Western Resources, Inc. 1st mtge.
               7 7/8s, 2007                                             934,920
     1,114,000 Western Resources, Inc. sr. notes
               9 3/4s, 2007                                           1,290,052
       235,965 York Power Funding 144A notes 12s,
               2007 (Cayman Islands) (In default)
               (NON)                                                         24
                                                                 --------------
                                                                     86,721,902
                                                                 --------------
               Total Corporate bonds and notes
               (cost $643,052,986)                                 $659,227,372

Collateralized mortgage obligations (13.6%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
  $176,506,563 Banc of America Large Loan 144A Ser.
               03-BBA2, Class X1A,  Interest Only
               (IO), 0.806s, 2015                                    $1,740,178
     1,034,000 Bear Stearns Commercial Mortgage
               Securitization Corp. 144A Ser.
               04-HS2A, Class G, 2 1/2s, 2016                         1,034,000
               Chase Commercial Mortgage Securities Corp.
     4,646,964 Ser. 00-1, Class A1, 7.656s, 2032                      4,778,719
       274,424 Ser. 98-1, Class A1, 6.34s, 2030                         277,254
     7,083,000 Commercial Mortgage Acceptance Corp.
               Ser. 97-ML1,  Class A3, 6.57s, 2007                    7,636,359
    13,599,500 Criimi Mae Commercial Mortgage Trust
               Ser. 98-C1,  Class A2, 7s, 2011                       14,585,464
     7,975,000 Criimi Mae Commercial Mortgage Trust
               144A Ser. 98-C1,  Class B, 7s, 2033                    8,277,090
     1,475,000 CS First Boston Mortgage Securities
               Corp. 144A FRB  Ser. 03-TF2A, Class
               L, 5.1s, 2014                                          1,463,405
     1,467,738 Deutsche Mortgage & Asset Receiving
               Corp. Ser. 98-C1,  Class X, IO,
               1.149s, 2023                                              44,576
     1,170,000 DLJ Mortgage Acceptance Corp. 144A
               Ser. 97-CF1,  Class A3, 7.76s, 2030                    1,286,076
               Fannie Mae
     4,614,016 Ser. 04-10, Class QC, 24.2s, 2031                      5,637,030
     3,041,913 Ser. 02-36, Class SJ, 17 3/8s, 2029                    3,350,556
     5,520,418 Ser. 04-4, Class QM, 12s, 2033                         5,443,434
           866 Ser. 92-15, Class L, IO, 10.376s,
               2022                                                      11,884
     1,982,068 Ser. 03-W6, Class PT1, 9.461s, 2042                    2,264,513
     1,815,163 Ser. 02-T18, Class A4, 7 1/2s, 2042                    1,955,318
     6,706,598 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                    7,224,438
     7,270,120 Ser. 02-T16, Class A3, 7 1/2s, 2042                    7,831,470
    12,372,174 Ser. 02-T19, Class A3, 7 1/2s, 2042                   13,327,471
     3,630,038 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                    3,910,326
     7,645,968 Ser. 02-W4, Class A5, 7 1/2s, 2042                     8,236,339
       296,808 Ser. 02-W1, Class 2A, 7 1/2s, 2042                       319,725
       938,634 Ser. 02-14, Class A2, 7 1/2s, 2042                     1,011,109
     7,408,919 Ser. 01-T10, Class A2, 7 1/2s, 2041                    7,980,986
       496,113 Ser. 02-T4, Class A3, 7 1/2s, 2041                       534,420
     4,525,742 Ser. 01-T12, Class A2, 7 1/2s, 2041                    4,875,190
     1,815,449 Ser. 01-T8, Class A1, 7 1/2s, 2041                     1,955,626
    11,369,311 Ser. 01-T7, Class A1, 7 1/2s, 2041                    12,247,174
       590,929 Ser. 01-T3, Class A1, 7 1/2s, 2040                       636,557
     1,803,205 Ser. 01-T1, Class A1, 7 1/2s, 2040                     1,942,436
       719,121 Ser. 99-T2, Class A1, 7 1/2s, 2039                       774,646
     5,274,127 Ser. 00-T6, Class A1, 7 1/2s, 2030                     5,681,360
       160,510 Ser. 01-T5, Class A3, 7 1/2s, 2030                       172,904
     2,267,198 Ser. 02-W7, Class A5, 7 1/2s, 2029                     2,442,257
    14,660,706 Ser. 01-T4, Class A1, 7 1/2s, 2028                    15,792,709
     2,215,602 Ser. 02-W3, Class A5, 7 1/2s, 2028                     2,386,677
    23,364,571 Ser. 03-118, Class SF, IO, 7s, 2033                    3,453,576
     6,590,981 Ser. 02-36, Class QH, IO, 6.95s,
               2029                                                     428,113
       322,157 Ser. 02-27, Class SQ, IO, 6.9s, 2032                       4,127
    13,229,256 Ser. 03-58, Class ID, IO, 6s, 2033                     3,123,345
    16,004,607 Ser. 03-63, Class IP, IO, 6s, 2033                     3,861,111
    46,337,004 Ser. 03-22, IO, 6s, 2033                              11,548,062
    16,748,079 Ser. 03-31, Class IM, IO, 5 3/4s,
               2032                                                   2,195,673
     5,830,383 Ser. 346, Class 2, IO, 5 1/2s, 2033                    1,585,135
     7,746,426 Ser. 343, Class 14, IO, 5 1/2s, 2033                   1,884,560
     8,094,901 Ser. 343, Class 15, IO, 5 1/2s, 2033                   1,976,927
     3,740,009 Ser. 343, Class 17, IO, 5 1/2s, 2033                     929,743
    15,879,887 Ser. 339, Class 10, IO, 5 1/2s, 2033                   3,883,129
    16,853,520 Ser. 334, Class 3, IO, 5 1/2s, 2033                    3,965,844
    39,310,954 Ser. 329, Class 2, IO, 5 1/2s, 2033                   10,294,556
       538,000 Ser. 03-29, Class IG, IO, 5 1/2s,
               2031                                                     187,880
    11,231,394 Ser. 03-8, Class IP, IO, 5 1/2s,
               2028                                                   1,294,839
     9,878,502 Ser. 03-42, Class JI, IO, 5 1/2s,
               2028                                                   1,021,808
     2,112,572 Ser. 03, Class PK, IO, 5 1/2s, 2026                      195,413
    12,125,900 Ser. 03-54, Class IY, IO, 5 1/2s,
               2026                                                   1,690,047
     4,218,879 Ser. 03-17, IO, 5 1/2s, 2025                             439,027
     6,914,000 Ser. 03-6, Class IB, IO, 5 1/2s,
               2022                                                     545,612
    14,101,203 Ser. 348, Class 4, IO, 5s, 2034                        3,653,093
     7,502,274 Ser. 348, Class 5, IO, 5s, 2034                        1,897,841
     8,647,068 Ser. 343, Class 29, IO, 5s, 2033                       1,471,353
    15,521,112 Ser. 343, Class 5, IO, 5s, 2033                        3,860,877
    17,480,437 Ser. 343, Class 9, IO, 5s, 2033                        4,479,362
     9,717,546 Ser. 339, Class 2, IO, 5s, 2033                        2,488,663
     8,212,567 Ser. 03-16, Class IC, IO, 5s, 2015                     1,603,424
    14,588,313 Ser. 03-W12, Class 2, IO, 2.236s,
               2043                                                     942,657
    59,620,966 Ser. 03-W10, Class 1, IO, 2.046s,
               2043                                                   3,400,258
    22,904,058 Ser. 03-W10, Class 3, IO, 2.041s,
               2043                                                   1,345,613
    40,382,927 Ser. 03-W6, Class 11, IO, 2.02s,
               2042                                                     731,174
    34,746,365 Ser. 03-W3, Class 2IO2, IO, 1.978s,
               2042                                                     617,160
     3,149,702 Ser. 03-W10, Class 1A1, 1.701s, 2032                   3,140,843
   111,990,829 Ser. 03-W8, Class 12, IO, 1.646s,
               2042                                                   5,520,481
    37,651,623 Ser. 03-W6, Class 21, IO, 1.63s,
               2042                                                     406,536
   183,203,388 Ser. 03-T2, Class 2, IO, 1.259s,
               2042                                                   4,862,804
    81,794,986 Ser. 03-W8, Class 11, IO, 1.207s,
               2042                                                     962,340
    27,159,067 Ser. 03-W17, Class 12, IO, 1.164s,
               2033                                                     911,410
    54,710,669 Ser. 03-49, Class SV, IO, 1s, 2033                     2,077,296
    46,075,692 Ser. 03-W6, Class 51, IO, 0.672s,
               2042                                                     800,263
    64,406,954 Ser. 03-W3, Class 2IO1, IO, 0.672s,
               2042                                                   1,345,782
    84,476,682 Ser. 03-18, Class X1, IO, 0.639s,
               2042                                                   1,531,140
    87,597,250 Ser. 01-T12, Class IO, 0.57s, 2041                     1,255,708
       932,025 Ser. 01-50, Class B1, IO, 0.488s,
               2041                                                      11,351
   103,659,799 Ser. 03-W2, Class 1, IO, 0.47s, 2042                   1,277,424
    21,245,014 Ser. 02-T4, IO, 0.449s, 2041                             237,292
    65,058,754 Ser. 03-W3, Class 1, IO, 0.437s,
               2042                                                     740,676
    65,645,013 Ser. 02-T1, IO, 0.421s, 2031                             694,243
    67,102,890 Ser. 03-W6, Class 3, IO, 0.366s,
               2042                                                     706,349
    70,452,176 Ser. 03-W6, Class 23, IO, 0.352s,
               2042                                                     712,129
               Federal Home Loan Mortgage Corp.
               Structured Pass-Through Securities
     4,203,007 Ser. T-58, Class 4A, 7 1/2s, 2043                      4,527,535
     1,166,429 Ser. T-42, Class A5, 7 1/2s, 2042                      1,256,493
    41,764,998 Ser. T-56, Class A, IO, 1.834s, 2043                   1,181,166
    43,642,302 Ser. T-56, Class 3, IO, 0.371s, 2043                     552,348
    49,184,251 Ser. T-56, Class 1, IO, 0.276s, 2043                     414,992
    50,290,279 Ser. T-56, Class 2, IO, 0.059s, 2043                     157,157
    17,122,000 FFCA Secured Lending Corp. 144A Ser.
               00-1,  Class A2, 7.77s, 2027                          18,635,492
     6,500,001 First Chicago Lennar Trust 144A Ser.
               97-CHL1,  Class D, 7.932s, 2039                        6,760,001
    11,815,000 First Union-Lehman Brothers
               Commercial Mortgage  Trust II Ser.
               97-C1, Class A3, 7.38s, 2029                          12,884,045
               Freddie Mac
     8,156,868 Ser. 2763, Class SC, 24.2s, 2032                       9,972,727
    13,063,782 Ser. 2437, Class SB, IO, 6.9s, 2032                    1,355,367
    19,622,863 Ser. 2575, Class SG, IO, 6 1/2s,
               2032                                                   1,692,472
    10,271,068 Ser. 2469, Class SH, IO, 6.4s, 2032                      962,913
       533,692 Ser. 2507, Class TI, IO, 6s, 2026                              1
    11,993,800 Ser. 2581, Class IE, IO, 5 1/2s,
               2025                                                   2,537,438
     9,178,127 Ser. 2702, Class DI, IO, 5 1/2s,
               2024                                                   1,070,518
     6,115,884 Ser. 2626, Class JS, IO, 5 1/2s,
               2023                                                     565,719
    11,182,084 Ser. 2553, Class IJ, IO, 5 1/2s,
               2020                                                     697,133
     9,767,469 Ser. 2596, Class IL, IO, 5s, 2030                      1,896,530
     3,624,383 Ser. 2696, Principal Only (PO),
               zero %, 2033                                           2,217,025
     1,210,740 G-Force FRB Ser. 01-1A, Class A,
               1.7s, 2033 (Cayman Islands)                            1,213,042
               G-Force CDO, Ltd. 144A
       942,000 Ser. 02-1A, Class E, 8 1/4s, 2037                        932,580
       416,000 Ser. 02-1A, Class D, 7.61s, 2037                         439,270
     6,695,035 General Growth Properties-Mall
               Properties Trust FRB Ser.
               01-C1A, Class D3, 3.35s, 2014                          6,703,404
               GMAC Commercial Mortgage Securities, Inc.
    11,894,000 Ser. 97-C2, Class A2, 6.55s, 2029                     11,974,693
       860,898 Ser. 01-C2, Class A1, 6 1/4s, 2034                       917,029
               Government National Mortgage
               Association
     5,769,290 Ser. 03-114, Class SP, 16.667s, 2027                   6,382,277
       456,452 Ser. 99-31, Class MP, PO, zero %,
               2029                                                     412,002
     2,849,401 Ser. 98-2, Class EA, PO, zero %,
               2028                                                   2,425,553
       748,000 GS Mortgage Securities Corp. II 144A
               FRB Ser. 03-FL6A,  Class L, 4.35s,
               2015                                                     748,935
     2,668,332 Lehman Brothers Floating Rate
               Commercial Mortgage Trust  144A FRB
               Ser. 03-C4, Class A, 1.7s, 2015                        2,671,667
               Merrill Lynch Mortgage Investors, Inc.
       397,126 Ser. 96-C2, Class A3, 6.96s, 2028                        425,173
     6,877,829 Ser. 96-C2, Class JS, IO, 2.544s,
               2028                                                     468,557
     4,234,000 Mezz Cap Commercial Mortgage Trust
               144A Ser. 04-C1,  Class X, IO,
               7.653s, 2037                                           2,007,015
     1,400,000 Morgan Stanley Capital I 144A Ser.
               96-C1, Class E, 7.47s, 2028                            1,493,811
     2,120,803 Morgan Stanley Dean Witter Capital I
               Ser. 00-LIF2,  Class A1, 6.96s, 2008                   2,298,628
               Morgan Stanley Dean Witter Capital I
               144A
       799,016 FRB Ser. 01-XLF, Class D, 2.61s,
               2013                                                     799,392
       923,064 FRB Ser. 01-XLF, Class E, 2.56s,
               2013                                                     923,199
               Mortgage Capital Funding, Inc. FRB
     3,211,000 Ser. 98-MC3, Class E, 7.487s, 2031                     3,499,637
     1,389,000 Ser. 98-MC2, Class E, 7.289s, 2030                     1,505,689
         3,890 Salomon Brothers Mortgage Securities
               VII Ser. 00-C2,  Class A1, 7.298s,
               2033                                                       3,983
    21,406,802 Salomon Brothers Mortgage Securities
               VII 144A Ser. 03-CDCA, Class X3CD,
               IO, 1.317s, 2015                                         342,124
     2,041,000 Starwood Asset Receivables Trust FRN
               Ser. 02-1A, Class F,  2.435s, 2020                     2,044,266
               Starwood Asset Receivables Trust
               144A
       989,086 FRB Ser. 03-1A, Class F, 2.2s, 2022                      990,966
     1,252,238 FRB Ser. 03-1A, Class E, 2.15s, 2022                   1,254,617
               STRIPS 144A
       993,000 Ser. 03-1A, Class L, 5s, 2018
               (Cayman Islands)                                         859,640
       673,000 Ser. 03-1A, Class M, 5s, 2018
               (Cayman Islands)                                         550,783
       443,000 Ser. 04-1A, Class L, 5s, 2018
               (Cayman Islands)                                         382,974
     1,866,102 TIAA Commercial Real Estate
               Securitization Ser. 01-C1A,  Class
               A1, 5.77s, 2016 (Cayman Islands)                       1,944,536
       973,000 Trizechahn Office Properties Trust
               144A Ser. 01-TZHA,  Class D3,
               6.943s, 2013                                           1,031,238
                                                                 --------------
               Total Collateralized mortgage
               obligations  (cost $383,774,724)                    $394,247,497

Asset-backed securities (13.0%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $23,183,000 Aames Mortgage Trust Ser. 03-1,
               Class A, IO, 6s, 2005                                 $1,346,674
        54,676 Aames Mortgage Trust 144A Ser.
               03-1N, Class A, 7 1/2s, 2033                              54,623
     1,129,149 ABSC NIMS Trust 144A Ser. 03-HE7,
               Class A, 7s, 2033                                      1,134,795
    10,219,000 Ace Securities Corp. Ser. 03-FM1,
               Class A, IO, 4 1/2s, 2005                                581,461
     3,736,693 Advanta Mortgage Loan Trust Ser.
               00-1, Class A4, 8.61s, 2028                            3,909,515
               Aegis Asset Backed Securities Trust
               144A
       968,918 Ser. 04-1N, Class Note, 5s, 2034                         968,918
     1,463,596 Ser. 04-2N, Class N1, 4 1/2s, 2034                     1,463,596
    11,946,151 AFC Home Equity Loan Trust Ser.
               99-2, Class 1A, 1.51s, 2029                           11,946,151
               Ameriquest Mortgage Securities, Inc.
       725,000 Ser. 02-1, Class S, IO, 2 1/2s, 2004                       5,774
    11,173,000 Ser. 03-12, Class S, IO, 5s, 2006                        618,007
    17,578,972 Ser. 03-6, Class S, IO, 5s, 2005                         691,381
    11,035,416 Ser. 03-8, Class S, IO, 5s, 2006                         572,738
               Amortizing Residential Collateral
               Trust
     7,296,273 Ser. 01-BC6, Class A, IO, 6s, 2004                       211,006
     6,440,000 Ser. 02-BC1, Class A, IO, 6s, 2005                       217,549
    36,514,721 Ser. 02-BC10, Class A, IO, 6s, 2004                      642,384
    37,240,219 Ser. 02-BC3, Class A, IO, 6s, 2005                       704,695
       233,756 Ser. 02-BC3N, Class B2, 7s, 2032                         231,542
    25,315,508 Ser. 02-BC5, Class A, IO, 6s, 2004                       356,913
    20,164,291 Ser. 02-BC6, Class A, IO, 6s, 2004                       384,155
    27,141,482 Ser. 02-BC7, Class AIO, IO, 6s, 2004                     651,170
    41,998,268 Ser. 02-BC8, Class A, IO, 6s, 2004                     1,214,582
    21,882,893 Ser. 02-BC9, Class A, IO, 6s, 2004                       462,079
               AQ Finance NIM Trust 144A
     1,063,720 Ser. 03-N7A, Class Note, 9.07s, 2033                   1,069,038
       641,799 Ser. 03-N9A, Class Note, 7.385s,
               2033                                                     645,810
       471,140 Arc Net Interest Margin Trust Ser.
               02-2, Class A, 7 3/4s, 2032                              470,355
               Arc Net Interest Margin Trust 144A
       141,214 Ser. 02-1A, Class A, 7 3/4s, 2032                        141,190
        55,987 Ser. 02-8A, Class A1, 7 3/4s, 2032                        55,525
               Arcap REIT, Inc. 144A
     1,993,000 Ser. 03-1A, Class E, 7.11s, 2038                       2,013,864
     1,469,204 Ser. 04-1A, Class E, 6.42s, 2039                       1,454,282
       525,529 Argent NIM Trust Ser. 03-N8, Class
               A, 5.56s, 2034                                           525,529
               Argent NIM Trust 144A
       849,309 Ser. 03-N6, Class A, 6.4s, 2034                          849,309
     1,491,000 Ser. 04-WN2, Class A, 4.55s, 2034                      1,491,000
     1,204,000 Ser. 04-WN4, Class A, 4.459s, 2034                     1,200,710
    42,256,143 Argent Securities, Inc. Ser. 03-W2,
               Class A, IO, 1.24s, 2004                                 153,390
               Asset Backed Funding Corp. NIM Trust
               144A
       942,836 Ser. 03-OPT1, Class Note, 6.9s, 2033                     942,836
       806,325 Ser. 03-WF1, Class N1, 8.35s, 2032                       806,325
     2,147,395 Ser. 04-0PT1, Class N1, 4.55s, 2033                    2,147,294
     2,879,000 Ser. 04-AHL1, Class Note, 5.6s, 2033                   2,878,891
               Asset Backed Securities Corp. Home
               Equity Loan Trust
    51,925,000 Ser. 02-HE1, Class A, IO, 3.6s, 2032                     294,296
    32,142,079 Ser. 03-HE1, Class A, IO, 5s, 2033                     1,546,480
    17,916,797 Ser. 03-HE5, Class A, IO, 4s, 2033                       768,821
     1,259,378 FRB Ser. 04-HE1, Class A3, 1 1/2s,
               2034                                                   1,262,432
     1,698,325 Aviation Capital Group Trust 144A
               FRB Ser. 03-2A, Class G1,  1.8s,
               2033                                                   1,702,571
               Bayview Financial Acquisition Trust
     2,493,962 Ser. 02-CA, Class A, IO, 5.1s, 2004                       59,232
    17,890,312 Ser. 03-E, Class A, IO, 4s, 2006                         874,271
   109,622,955 Ser. 03-X, Class A, IO, 1.36s, 2006                    1,575,830
     6,300,000 FRB Ser. 03-G, Class A1, 1.7s, 2039                    6,300,000
     6,933,039 FRN Ser. 03-F, Class A, 1.6s, 2034                     6,944,955
   218,598,952 Bayview Financial Asset Trust Ser.
               03-Z, Class A, IO, 0.839s, 2005                          956,370
               Bayview Financial Asset Trust 144A
     3,202,234 FRB Ser. 03-SSRA, Class A, 1.8s,
               2038                                                   3,202,234
     3,657,096 FRB Ser. 03-SSRA, Class M, 2.45s,
               2038                                                   3,657,096
               Bear Stearns Asset Backed Securities, Inc.
    19,936,000 Ser. 03-AC1, Class A, IO, 5s, 2005                       990,570
    17,501,000 Ser. 03-AC4, Class A, IO, 5s, 2006                     1,216,866
     2,964,000 FRB Ser. 03-3, Class A2, 1.69s, 2043                   2,964,000
     3,795,340 FRB Ser. 03-1, Class A1, 1.6s, 2042                    3,795,340
       880,000 Capital One Multi-Asset Execution
               Trust FRB Ser. 02-C1,  Class C1,
               3.85s, 2010                                              924,825
               CARSSX Finance, Ltd. 144A
       430,000 FRN Ser. 04-A, Class B3, 4.7s, 2011                      430,000
       550,000 FRN Ser. 04-A, Class B4, 6.7s, 2011                      550,000
     4,870,000 CDO Repackaging Trust Series 144A
               FRB Ser. 03-2, Class A,  5.23s, 2008                   4,943,050
               Chase Funding Net Interest Margin
               144A
        22,017 Ser. 03-2A, Class Note, 8 3/4s, 2035                      22,127
       525,575 Ser. 03-3A, Class Note, 6 7/8s, 2036                     529,517
        46,636 Ser. 03-4A, Class Note, 6 3/4s, 2036                      46,870
       835,860 Ser. 03-C1A, Class Note, 6 3/4s,
               2036                                                     842,129
       259,479 Ser. 04-1A, Class Note, 3 3/4s, 2035                     259,064
               Conseco Finance Securitizations Corp.
     8,500,000 Ser. 00-2, Class A5, 8.85s, 2029                       7,084,223
     8,633,000 Ser. 00-4, Class A6, 8.31s, 2032                       7,342,303
    10,707,000 Ser. 01-04, Class A4, 7.36s, 2019                     10,446,065
       281,000 Ser. 01-1, Class A5, 6.99s, 2032                         255,062
     6,800,000 Ser. 01-3, Class A4, 6.91s, 2033                       6,244,997
     4,730,000 Ser. 01-4, Class B1, 9.4s, 2010                          473,000
    12,510,322 Ser. 02-1, Class A, 6.681s, 2032                      12,881,364
     5,593,000 Ser. 02-1, Class M2, 9.546s, 2032                      2,796,500
    12,596,177 Ser. 02-2, Class A, IO, 8 1/2s, 2010                   3,729,859
    34,643,563 Conseco Recreational Enthusiast
               Consumer Trust Ser. 01-A,  Class AP,
               IO, 5s, 2025                                             701,743
     3,653,000 Consumer Credit Reference IDX
               Securities FRB Ser. 02-1A,  Class A,
               3.11s, 2007                                            3,704,077
               Countrywide Asset Backed
               Certificates 144A
       740,590 Ser. 03-5NF, Class NF, 6 3/4s, 2034                      746,954
       442,635 Ser. 04-1NIM, Class Note, 6s, 2034                       440,422
     2,051,000 Ser. 04-BC1N, Class Note, 5 1/2s,
               2035                                                   2,043,950
       575,352 Credit-Based Asset Servicing and
               Securitization 144A  Ser. 03-CB2N,
               Class Note, 8.35s, 2033                                  575,892
     2,157,000 Crest, Ltd. 144A Ser. 03-2A, Class
               D2, 6.723s, 2038                                       2,102,822
    22,170,000 Federal Home Loan Mortgage Corp.
               Structured Pass-Through  Securities
               Ser. T-40, Class S, IO, 2 1/2s, 2004                     177,138
               First Franklin Mortgage Loan Asset
               Backed Certificates
    11,933,021 Ser. 02-FF3, Class A, IO, 6s, 2004                        49,598
    40,433,763 Ser. 03-FF3, Class A, IO, 6s, 2005                     1,100,773
    20,681,182 Ser. 03-FFB, Class A, IO, 6s, 2005                       966,518
       868,230 First Franklin NIM Trust Ser.
               02-FF3, Class Note, 7 3/4s, 2032                         859,006
               First Franklin NIM Trust 144A
       742,113 Ser. 03-FF3A, Class A, 6 3/4s, 2033                      739,231
     1,598,564 Ser. 04-FF1, Class N1, 4 1/2s, 2034                    1,594,233
     2,064,766 First Plus Home Loan Trust Ser.
               97-3, Class B1, 7.79s, 2023                            2,063,619
       834,000 Fort Point CDO, Ltd. FRN Ser. 03-2A,
               Class A2, 2.17s, 2038                                    834,521
     2,600,000 Foxe Basin, Ltd. FRB Ser. 03-1A,
               Class A1, 1.724s, 2015                                 2,600,000
     1,011,000 Freddie Mac Ser. T-39, Class S, IO,
               1 1/2s, 2004                                               4,831
     2,630,155 Fremont NIM Trust 144A Ser. 04-A,
               Class Note, 4 3/4s, 2034                               2,627,524
     1,241,000 G-Force CDO, Ltd. 144A Ser. 03-1A,
               Class E, 6.58s, 2038                                   1,217,150
       417,000 G-Star, Ltd. 144A FRN Ser. 02-2A,
               Class BFL, 3.1s, 2037                                    414,198
     1,000,000 GMAC Mortgage Corp. Ser. 02-HE2,
               Class A, IO, 7 1/2s, 2027                                 23,906
       750,000 Goldentree Loan Opportunities II,
               Ltd. 144A FRN Ser. 2A,  Class 4,
               4.37s, 2015 (Cayman Islands)                             750,000
               Granite Mortgages PLC FRB
     5,040,000 Ser. 01-1, Class 1C, 2.55s, 2041
               (United Kingdom)                                       5,061,263
     1,140,000 Ser. 02-1, Class 1C, 2.45s, 2042
               (United Kingdom)                                       1,159,415
       860,000 Ser. 02-2, Class 1C, 2.4s, 2043
               (United Kingdom)                                         875,750
     2,130,000 Ser. 04-1, Class 1C, 2.01s, 2044
               (United Kingdom)                                       2,136,656
               Green Tree Financial Corp.
       695,742 Ser. 99-3, Class A5, 6.16s, 2031                         704,004
    19,225,000 Ser. 99-5, Class A5, 7.86s, 2030                      16,802,770
     4,894,000 GS Auto Loan Trust 144A Ser. 04-1,
               Class D, 5s, 2011                                      4,819,825
               GSAMP Trust
         2,692 Ser. 02-HE2N, Class Note, 8 1/4s,
               2032                                                       2,693
        62,025 Ser. 02-WMC, Class Note, 8s, 2032                         62,025
               GSAMP Trust 144A
       892,770 Ser. 03-HE1N, Class Note, 7 1/4s,
               2033                                                     891,877
     1,380,422 Ser. 04-FM1N, Class Note, 5 1/4s,
               2033                                                   1,380,422
       253,617 Headlands Mortgage Securities, Inc.
               Ser. 98-1, Class X2,  IO, 6 1/2s,
               2028                                                      12,602
               Holmes Financing PLC FRB
     1,440,000 Ser. 5, Class 2C, 2.59s, 2005
               (United Kingdom)                                       1,450,351
       860,000 Ser. 4, Class 3C, 2.44s, 2040
               (United Kingdom)                                         872,310
    22,675,000 Ser. 1, Class 2C, 2.29s, 2040
               (United Kingdom)                                      22,588,835
       976,000 Ser. 8, Class 2C, 1.834s, 2040
               (United Kingdom)                                         976,000
       106,958 Home Equity Asset Trust Ser. 02-1N,
               Class A, 8s, 2032                                        106,958
               Home Equity Asset Trust 144A
       439,439 Ser. 02-5N, Class A, 8s, 2033                            439,439
        41,365 Ser. 03-3N, Class A, 8s, 2033                             41,572
       999,230 Ser. 03-4N, Class A, 8s, 2033                          1,004,226
       676,299 Ser. 03-5N, Class A, 7 1/2s, 2034                        679,681
       881,000 Ser. 03-7N, Class A, 5 1/4s, 2034                        878,798
        70,349 Housing Securities, Inc. Ser. 94-1,
               Class AB1, 6 1/2s, 2009                                   68,942
    47,764,915 Lehman Manufactured Housing Ser.
               98-1, Class 1, IO, 0.811s, 2028                        1,095,076
     6,071,000 LNR CDO, Ltd. FRB Ser. 02-1A, Class
               FFL, 3.85s, 2037  (Cayman Islands)                     5,918,011
     4,150,000 LNR CDO, Ltd. 144A FRB Ser. 03-1A,
               Class EFL, 4.1s, 2036 (Cayman
               Islands)                                               4,388,210
     1,011,427 Long Beach Asset Holdings Corp. NIM
               Trust 144A Ser. 03-4,  Class N1,
               6.535s, 2033                                           1,011,427
               Madison Avenue Manufactured Housing
               Contract
   290,196,739 Ser. 02-A IO, 0.3s, 2032                               3,264,713
     5,098,734 FRB Ser. 02-A, Class B1, 4.35s, 2032                   2,804,304
     4,688,205 Marriott Vacation Club Owner Trust
               144A FRB Ser. 02-1A,  Class A1,
               1.8s, 2010                                             4,733,436
     1,735,000 MBNA Master Credit Card Trust 144A
               FRN Ser. 99-C, Class C,  1.9s, 2006                    1,735,174
    10,357,009 Merit Securities Corp. FRB Ser.
               11PA, Class 3A1, 1.72s, 2027                           9,888,516
       528,068 Merrill Lynch Mortgage Investors,
               Inc. Ser. 03-WM3N,  Class N1, 8s,
               2005                                                     534,066
               Merrill Lynch Mortgage Investors,
               Inc. 144A
     1,153,083 Ser. 03-OP1N, Class N1, 7 1/4s, 2034                   1,153,804
     1,469,319 Ser. 04-WMC2, Class N1, 4 1/2s, 2034                   1,465,335
               Mid-State Trust
     1,265,023 Ser. 10, Class B, 7.54s, 2036                          1,084,572
     1,213,062 Ser. 11, Class B, 8.221s, 2038                         1,202,580
               Morgan Stanley ABS Capital I 144A
       992,679 Ser. 03-NC8N, Class Note, 7.6s, 2033                   1,002,606
       428,628 Ser. 03-NC9N, Class Note, 7.6s, 2033                     432,300
     1,549,136 Ser. 04-NC2N, Class Note, 6 1/4s,
               2033                                                   1,556,882
               Morgan Stanley Dean Witter Capital I
     1,895,000 FRN Ser. 01-NC3, Class B1, 3.55s,
               2031                                                   1,888,708
     1,868,000 FRN Ser. 01-NC4, Class B1, 3.6s,
               2032                                                   1,861,965
     1,555,000 Navigator CDO, Ltd. 144A FRB Ser.
               03-1A, Class A1, 1.69s, 2015                           1,555,000
       497,177 NC Finance Trust 144A Ser. 03-2,
               Class Note, 9s, 2033                                     501,682
     2,365,000 New Century Home Equity Loan Trust
               Ser. 03-5, Class AI7,  5.15s, 2033                     2,325,460
               New Century Mortgage Corp. NIM Trust
               144A
       503,733 Ser. 03-5, Class Note, 8s, 2033                          509,636
       870,301 Ser. 03-B, Class Note, 6 1/2s, 2033                      874,652
     1,026,842 Neon Capital, Ltd. 144A limited
               recourse sec. notes Ser. 96,
               1.458s, 2013 (e)                                         955,754
       966,000 Newcastle CDO, Ltd. 144A FRB Ser.
               3A, Class 4FL, 4.29s, 2038                               961,170
     3,368,071 Novastar NIM Trust 144A Ser. 04-N1,
               Class Note, 4.458s, 2034                               3,364,914
     8,795,965 Oakwood Mortgage Investors, Inc.
               Ser. 02-C, Class A1, 5.41s, 2032                       7,835,270
       982,770 Option One Mortgage Securities Corp.
               144A Ser. 03-5, Class  Note, 6.9s,
               2033                                                     987,683
               Pass-Through Amortizing Credit Card
               Trust
       970,434 Ser. 02-1A, Class A3FL, 4.1s, 2012                       973,704
     1,934,841 Ser. 02-1A, Class A4FL, 6.6s, 2012                     1,941,271
     1,140,000 Permanent Financing PLC FRB Ser. 3,
               Class 3C, 2.26s, 2042 (United
               Kingdom)                                               1,159,594
     1,400,000 Providian Gateway Master Trust 144A
               FRB Ser. 04-AA,  Class D, 2.948s,
               2011                                                   1,400,840
     1,447,886 Re NIM Trust 144A Ser. 04-A, 4.45s,
               2034                                                   1,437,878
       368,000 Residential Asset Mortgage Products,
               Inc. Ser. 02-SL1, Class AI3,  7s,
               2032                                                     374,555
     9,362,903 Residential Asset Securities Corp.
               Ser. 02-KS6, Class AIO, IO,  4 1/2s,
               2005                                                     255,749
               Residential Funding Mortgage
               Securities II
    33,276,823 Ser. 03-HS1, Class AI, IO, 5 1/2s,
               2033                                                   1,557,355
    14,453,645 Ser. 03-HS2, Class AI, IO, 5 1/2s,
               2005                                                     596,213
     9,762,558 Ser. 03-HS3, Class AI, IO, 5s, 2006                      521,321
     8,024,690 Restructured Asset Securities 144A
               FRN Ser. 03-3A, Class A1,  1.776s,
               2022                                                   7,934,412
       959,745 SAIL Net Interest Margin Notes Ser.
               03-4, Class A, 7 1/2s, 2033 (Cayman
               Islands)                                                 958,689
               SAIL Net Interest Margin Notes 144A
     1,289,626 Ser. 03-12A, Class A, 7.35s, 2033                      1,289,236
       736,454 Ser. 03-13A, Class A, 6 3/4s, 2033                       735,509
       889,748 Ser. 03-6A, Class A, 7s, 2033                            883,132
     1,041,123 Ser. 03-7A, Class A, 7s, 2033                          1,033,399
       657,956 Ser. 03-9A, Class A, 7s, 2033                            654,534
     1,277,804 Ser. 03-BC2A, Class A, 7 3/4s, 2033                    1,274,091
     2,158,676 Ser. 04-2A, Class A, 5 1/2s, 2034                      2,158,676
       283,514 Sasco Arc Net Interest Margin Notes
               Ser. 02-BC10, Class A,  7 3/4s, 2033                     280,937
               Sasco Arc Net Interest Margin Notes
               144A
        52,428 Ser. 03-3, Class A, 7 3/4s, 2033                          52,165
       421,107 Ser. 03-AM1, Class A, 7 3/4s, 2033                       419,504
       609,415 Saxon Net Interest Margin Trust 144A
               Ser. 03-A, Class A,  6.656s, 2033                        608,939
     1,099,946 SHARP 144A Ser. 03-HE1N, 6.9s, 2033                    1,105,446
               SHARP SP I, LLC Net Interest Margin
               Trust 144A
     2,631,951 Ser. 03-0P1N, Class NA, 4.45s, 2033                    2,631,687
       411,411 Ser. 03-TC1N, 7.45s, 2033                                411,411
     1,036,820 Ser. 04-HS1N, Class Note, 5.92s,
               2034                                                   1,036,820
     1,540,113 SHARP, LLC Net Interest Margin Trust
               144A Ser. 04-HE1N,  Class Note,
               4.94s, 2034                                            1,540,113
       760,000 South Coast Funding FRB Ser. 3A,
               Class A2, 2.33s, 2038                                    769,500
               Structured Asset Investment Loan
               Trust
    10,157,982 Ser. 03-BC10, Class A, IO, 6s, 2005                      467,845
    86,267,000 Ser. 03-BC11, Class A, IO, 6s, 2005                    4,602,146
    16,546,000 Ser. 03-BC12, Class A, IO, 6s, 2005                      626,889
    27,421,000 Ser. 03-BC13, Class A, IO, 6s, 2005                    1,038,918
    60,364,936 Ser. 03-BC2, Class A, IO, 6s, 2005                     2,461,912
    27,015,830 Ser. 03-BC3, Class A, IO, 6s, 2004                       781,293
    20,056,901 Ser. 03-BC4, Class A, IO, 6s, 2004                       347,931
    36,523,660 Ser. 03-BC5, Class A, IO, 6s, 2004                       633,581
    63,191,475 Ser. 03-BC6, Class A, IO, 6s, 2005                     2,135,044
    10,970,845 Ser. 03-BC8, Class A, IO, 6s, 2005                       594,930
    16,321,617 Ser. 03-BC9, Class A, IO, 6s, 2005                       695,607
    60,657,000 Ser. 04-1, Class A, IO, 6s, 2005                       3,301,740
    44,038,000 Ser. 04-3, Class A, IO, 6s, 2005                       2,828,642
               Structured Asset Securities Corp.
    26,954,600 Ser. 02-BC1, Class A, IO, 6s, 2004                       569,173
     4,009,455 Ser. 02-HF2, Class A, IO, 6s, 2004                       115,953
    11,679,676 Ser. 98-RF3, Class A, IO, 6.1s, 2028                   1,980,639
               Structured Asset Securities Corp.
               144A
     3,764,000 FRB Ser. 03-NP2, Class A2, 1.65s,
               2032                                                   3,758,708
     3,247,645 FRN Ser. 03-NP3, Class A1, 1.6s,
               2033                                                   3,247,645
     4,234,000 Terwin Mortgage Trust FRB Ser.
               04-5HE, Class A1B, IO,  1.52s, 2035                    4,234,000
     2,298,000 TIAA Commercial Real Estate
               Securitization 144A  Ser. 03-1A,
               Class E, 8s, 2038                                      2,051,683
       729,000 Whole Auto Loan Trust Ser. 03-1,
               Class C, 3.13s, 2010                                     722,393
     4,779,000 Whole Auto Loan Trust 144A Ser.
               03-1, Class D, 6s, 2010                                4,744,651
                                                                 --------------
               Total Asset-backed securities
               (cost $402,017,083)                                 $377,312,804

Municipal bonds and notes (0.2%) (a)
Principal amount                                     Rating(RAT)          Value
-------------------------------------------------------------------------------
    $1,075,000 IL State G.O. Bonds, 5.1s, 6/1/33     AA                $975,595
     1,795,000 NJ State Tpk. Auth. Rev. Bonds,
               Ser. B, AMBAC, 4.252s, 1/1/16         AAA              1,678,881
     1,770,000 OR State G.O. Bonds (Taxable
               Pension),  5.892s, 6/1/27             AA-              1,800,763
                                                                 --------------
               Total Municipal bonds and notes
               (cost $4,640,000)                                     $4,455,239

Short-term investments (41.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $50,000,000 American General Finance Corp. for
               an effective yield of 1.02%, May 12,
               2004                                                 $49,984,417
    25,000,000 Amstel Funding Corp. for an
               effective yield of 1.03%, May 6,
               2004                                                  24,996,424
    49,008,000 Atlantic Asset Securitization Corp.
               for an effective yield of 1.05%, May
               7, 2004                                               48,997,994
    80,000,000 Bank of America Corp. for an
               effective yield of 1.03%, May 13,
               2004                                                  79,973,907
    34,128,000 Barton Capital Corp. for an
               effective yield of 1.03%, May 6,
               2004                                                  34,123,118
    47,000,000 BMW US Capital Corp. for an
               effective yield of 1.02%, May 10,
               2004                                                  46,988,015
    42,830,000 CAFCO, LLC for an effective yield of
               1.03%, May 19, 2004                                   42,807,943
    30,000,000 Citibank Credit Card Issuance Trust
               (Dakota) for an effective yield of
               1.04%, May 4, 2004                                    29,997,400
    75,000,000 Citigroup Global Markets Holdings,
               Inc. for an effective yield of
               1.02%, May 10, 2004                                   74,981,882
    37,709,000 Falcon Asset Securitization Corp.
               for an effective yield of 1.04%, May
               13, 2004                                              37,695,928
    60,000,000 GE Capital International Funding for
               an effective yield of 1.04%, May 13,
               2004                                                  59,979,200
    20,000,000 Household Finance Corp. for an
               effective yield of 1.04%, May 3,
               2004 (United Kingdom)                                 19,998,267
    50,000,000 Household Finance Corp. for an
               effective yield of 1.03%, May 11,
               2004 (United Kingdom)                                 49,985,694
    50,000,000 Jupiter Securitization Corp. for an
               effective yield of 1.02%, May 4,
               2004                                                  49,995,750
    14,978,000 Merrill Lynch & Co., Inc. for an
               effective yield of 1.04%, May 3,
               2004                                                  14,976,702
    49,000,000 Morgan Stanley Dean Witter & Co. for
               an effective yield of 1.03%, May 12,
               2004                                                  48,984,579
    30,141,000 Morgan Stanley Dean Witter & Co. for
               an effective yield of 1.03%, May 11,
               2004                                                  30,132,376
    25,051,000 Park Granada, LLC for an effective
               yield of 1.06%, May 25, 2004                          25,033,297
    45,048,000 Park Granada, LLC for an effective
               yield of 1.04%, May 10, 2004                          45,036,288
    32,660,000 Procter & Gamble Co. for an
               effective yield of 1.01%, May 10,
               2004                                                  32,651,753
    50,000,000 Sheffield Receivables Corp. for an
               effective yield of 1.03%, May 11,
               2004                                                  49,985,694
    50,000,000 Societe Generale for an effective
               yield of 1.03%, May 10,
               2004 (France)                                         49,987,125
    80,000,000 Thunder Bay Funding, Inc. for an
               effective yield of 1.04%, May 3,
               2004                                                  79,993,067
    60,000,000 Wells Fargo Bank N.A. for an
               effective yield of 1.03%, May 21,
               2004                                                  60,000,000
    27,000,000 Westpac Capital Corp. for an
               effective yield of 1.035%, May 12,
               2004 (Australia)                                      26,991,461
    64,848,000 Yorktown Capital, LLC for an
               effective yield of 1.03%, May 12,
               2004                                                  64,827,591
    11,950,000 U.S. Treasury Bill zero %, May 6,
               2004 (SEG)                                            11,948,496
                                                                 --------------
               Total Short-term investments
               (cost $1,191,054,368)                             $1,191,054,368
-------------------------------------------------------------------------------
               Total Investments
               (cost $4,496,163,586)                             $4,478,385,010
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,893,852,799.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2004. Securities rated by Putnam are indicated by "/P".

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2004.

  (R) Real Estate Investment Trust.

  (e) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd. and are primarily secured by shares of PSF Group Holdings, Inc. class A common stock valued at approximately $661,000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at April 30, 2004.

      AMBAC represents AMBAC Indemnity Corporation.

      G.O. Bonds represent General Obligation Bonds.


Futures contracts outstanding at April 30, 2004 (Unaudited)
                                                                                           Unrealized
                                                        Aggregate          Expiration     appreciation/
                                          Value        face value             date       (depreciation)
------------------------------------------------------------------------------------------------------
CBT Interest Rate Swap
10 yr (Long)                         $1,933,313        $2,056,577            Jun-04         $(123,264)
Euro 90 day (Long)                    4,440,150         4,445,627            Jun-04            (5,477)
Euro 90 day (Long)                    2,210,963         2,215,838            Sep-04            (4,875)
Euro 90 day (Long)                    2,200,500         2,207,513            Dec-04            (7,013)
Euro 90 day (Long)                    2,189,813         2,198,513            Mar-05            (8,700)
Euro 90 day (Long)                    2,179,575         2,189,513            Jun-05            (9,938)
Euro 90 day (Long)                    2,170,913         2,181,526            Sep-05           (10,613)
Euro 90 day (Long)                    2,163,488         2,174,663            Dec-05           (11,175)
U.S. Treasury Bond (Long)           355,337,063       371,884,165            Jun-04       (16,547,102)
U.S. Treasury Note
5 yr (Short)                         15,721,063        15,721,730            Jun-04               667
U.S. Treasury Note
10 yr (Long)                        169,617,500       171,234,126            Jun-04        (1,616,626)
------------------------------------------------------------------------------------------------------
                                                                                         $(18,344,116)
------------------------------------------------------------------------------------------------------

TBA sales commitments outstanding at April 30, 2004 (Unaudited)
(proceeds receivable $483,001,680)

                                                      Principal           Settlement
Agency                                                  amount               date            Value
------------------------------------------------------------------------------------------------------
FNMA, 5s, May 1, 2034                                $375,820,000           5/13/04      $364,075,625
FNMA, 5s, May 1, 2019                                  44,200,000           5/18/04        44,448,625
FNMA, 4 1/2s, June 1, 2034                             72,917,000           6/14/04        68,154,645
------------------------------------------------------------------------------------------------------
                                                                                         $476,678,895
------------------------------------------------------------------------------------------------------

Interest rate swap contracts outstanding at April 30, 2004 (Unaudited)
                                                                                          Unrealized
                                                         Notional        Termination     appreciation/
                                                          amount             date       (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated
January 26, 2004 to pay semi-annually the
notional amount multiplied by 3.505% and
receive quarterly the notional amount multiplied
by the three month USD-LIBOR.                        $167,713,000           1/28/09        $1,999,628

Agreement with Bank of America, N.A. dated
January 14, 2004 to pay semi-annually the
notional amount multiplied by 4.35625% and
receive quarterly the notional amount multiplied
by the three month USD-LIBOR.                         158,894,000           1/16/14         5,345,203

Agreement with Bank of America, N.A. dated
January 26, 2004 to receive semi-annually the
notional amount multiplied by 5.2125% and pay
quarterly the notional amount multiplied by the
three month USD-LIBOR.                                 91,608,000           1/28/24        (2,481,833)

Agreement with Bank of America, N.A. dated
March 25, 2004 to pay semi-annually the
notional amount multiplied by 3.075% and
receive quarterly the notional amount multiplied
by the three month USD-LIBOR.                          43,100,000           3/30/09         1,778,917

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 1.999% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         33,294,000           1/26/06            86,144

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.008% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         32,489,000           1/23/06            74,514

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.009% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         32,489,000           1/23/06            74,426

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 2.007% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         17,454,000           1/26/06            43,046

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.375% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         11,007,000           1/26/14           368,925

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.408% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         10,740,000           1/23/14           326,068

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.419% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         10,740,000           1/23/14           317,155

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.379% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                          5,639,000           1/26/14           188,945

Agreement with Bank of America, N.A. dated
December 2, 2003 to pay semi-annually the
notional amount multiplied by 2.444% and
receive quarterly the notional amount
multiplied by the three month USD LIBOR.                8,767,000           12/5/05           (87,102)

Agreement with Bank of America N.A. dated
December 12, 2003 to pay semi-annually the
notional amount multiplied by 2.1125% and
receive quarterly the notional amount
multiplied by three month USD-LIBOR.                    5,687,000          12/16/05           (15,148)

Agreement with Deutsche Bank AG dated
July 31, 2002 to receive semi-annually the
notional amount multiplied by the three month
USD-LIBOR-BBA and pay quarterly the
notional amount multiplied by 5.86%.                   61,565,504            8/2/32        (3,125,996)

Agreement with Deutsche Bank AG dated
July 31, 2002 to pay quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA and receive semi-annually
the notional amount multiplied by 5.7756%.             54,861,045            8/2/22         2,536,504

Agreement with Goldman Sachs Capital
Markets, L.P. dated August 8, 2002 to receive
quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA and pay
semi-annually the notional amount multiplied
by 5.689%.                                             61,565,504           8/12/32        (1,354,716)

Agreement with Goldman Sachs Capital
Markets, L.P. dated August 8, 2002 to pay
quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA and
receive semi-annually the notional amount
multiplied by 5.601%.                                  54,861,045           8/12/22         1,130,760

Agreement with Lehman Brothers Special
Financing, Inc. dated August 1, 2003 to receive
semi-annually the notional amount multiplied
by 3.93% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR.              183,930,000            8/5/08         2,002,793

Agreement with Lehman Brothers Special
Financing, Inc. dated December 5, 2003 to
receive semi-annually the notional amount
multiplied by 2.23762% and pay quarterly the
notional amount multiplied by three month
USD-LIBOR-BBA.                                         72,256,000           12/9/05           395,766

Agreement with Lehman Brothers Special
Financing, Inc. dated July 31, 2002 to receive
semi-annually the notional amount multiplied
by 5.7756% and pay quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         54,861,045            8/2/22         2,363,516

Agreement with Lehman Brothers Special
Financing, Inc. dated July 31, 2002 to pay
semi-annually the notional amount multiplied
by 5.152% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         53,317,584            8/2/12        (2,017,548)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003 to
receive semi-annually the notional amount
multiplied by 4.641% and pay quarterly the
notional amount multiplied by three month
USD-LIBOR-BBA.                                         34,324,000          12/15/13          (217,071)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 12, 2003 to
pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the
notional amount multiplied by three month
USD-LIBOR-BBA.                                         17,662,000          12/16/13           207,477

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003 to
pay semi-annually the notional amount
multiplied by 4.71% and receive quarterly the
notional amount multiplied by three month
USD-LIBOR-BBA.                                         14,151,000          12/15/03            13,526

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003 to
pay semi-annually the notional amount multiplied
by 2.235% and receive quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                                          3,382,000          12/15/05           (16,890)

Agreement with Merrill Lynch Capital Services,
Inc. dated August 8, 2002 to pay quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA and receive semi-annually
the notional amount multiplied by 5.601%.              54,861,045           8/12/22         1,115,410

Agreement with Merrill Lynch Capital Services,
Inc. dated August 8, 2002 to receive quarterly
the notional amount multiplied by the three
month USD-LIBOR-BBA and pay semi-annually
the notional amount multiplied by 4.94%.               53,317,584           8/13/12        (1,120,177)

Agreement with Morgan Stanley Capital
Services, Inc. dated September 28, 2000 to
pay semi-annually the notional amount
multiplied by 6.94% and receive quarterly the
notional amount multiplied by the three
month USD-LIBOR-BBA.                                  $28,000,000           10/2/10        (4,054,299)
------------------------------------------------------------------------------------------------------
                                                                                           $5,877,943
------------------------------------------------------------------------------------------------------

Total return swap contracts outstanding at April 30, 2004 (Unaudited)

                                                                                          Unrealized
                                                         Notional        Termination     appreciation/
                                                          amount            date        (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with JP Morgan Chase Bank
dated February 26, 2004 to receive (pay)
at termination the notional amount multiplied
by CMBS Lehman Brothers Investment Grade
Index and pay at termination the notional
amount multiplied by the six month
USD-LIBOR-BBA adjusted by a
specified spread.                                     $11,427,979            9/1/04         $(276,881)

Agreement with Lehman Brothers Special
Financing, Inc. dated February 26, 2004 to
receive (pay) semi-annually the notional
amount multiplied by Lehman Brothers
CMBS ERISA-Eligible Index and pay monthly
the notional amount multiplied by the one month
USD-LIBOR-BBA adjusted by a spread.                    11,525,028            4/2/04          (368,132)

Agreement with Lehman Brothers Special
Financing, Inc. dated March 3, 2004 to receive
monthly the notional amount multiplied by
Lehman Brothers CMBS ERISA-Eligible Index and
pay monthly the absolute value of the spread
return amount.                                          7,382,965            9/1/04            19,125
------------------------------------------------------------------------------------------------------
                                                                                            $(625,888)
------------------------------------------------------------------------------------------------------

Credit default contracts outstanding at April 30, 2004 (Unaudited)
(premiums received $243,944)
                                                                           Notional
                                                                            amount             Value
------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch International effective
June 26, 2003, maturing on September 20, 2008, to
receive a premium equal to 11.08838% times the notional
amount. Upon a credit default event of The Gap, Inc.
5.75% due 3/15/09 the fund makes a payment of the
proportional notional amount times the difference
between the par value and the then-market value of
The Gap, Inc. 5.75%, 2009.                                               $2,200,000           $77,242
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
April 30, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$4,496,163,586) (Note 1)                                       $4,478,385,010
-------------------------------------------------------------------------------
Cash                                                               19,306,045
-------------------------------------------------------------------------------
Dividends, interest and other receivables                          26,540,221
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                              3,134,464
-------------------------------------------------------------------------------
Receivable for securities sold                                    743,504,794
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                        20,387,848
-------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                            2,192,477
-------------------------------------------------------------------------------
Total assets                                                    5,293,450,859

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                1,893,889,919
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          8,349,554
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        3,736,513
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            510,155
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                185,493
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            3,637
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                834,551
-------------------------------------------------------------------------------
Credit default contracts outstanding, at value (premiums
received $243,944) (Note 1)                                            77,242
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                           15,135,793
-------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable
$483,001,680) (Note 1)                                            476,678,895
-------------------------------------------------------------------------------
Other accrued expenses                                                196,308
-------------------------------------------------------------------------------
Total liabilities                                               2,399,598,060
-------------------------------------------------------------------------------
Net assets                                                     $2,893,852,799

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                $3,042,797,800
-------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)          (4,236,185)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)            (120,327,666)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments                        (24,381,150)
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $2,893,852,799

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,030,693,364 divided by 153,890,506 shares)                          $6.70
-------------------------------------------------------------------------------
Offering price per class A share (100/95.50 of $6.70)*                  $7.02
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($374,803,371 divided by 56,312,765 shares)**                           $6.66
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($31,857,567 divided by 4,772,321 shares)**                             $6.68
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($651,775,067 divided by 98,239,836 shares)                             $6.63
-------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $6.63)*                  $6.85
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($1,813 divided by 271 shares)                            $6.70
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($804,721,617 divided by 119,473,577 shares)              $6.74
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended April 30, 2004 (Unaudited)

Interest income:                                                  $58,225,826
-------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    7,706,711
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      2,973,645
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             38,825
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       19,793
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                               1,402,513
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               2,128,948
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 175,862
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                               1,789,140
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       3
-------------------------------------------------------------------------------
Other                                                                 445,296
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                           90,599
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 5)                                     (90,599)
-------------------------------------------------------------------------------
Total expenses                                                     16,680,736
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (140,536)
-------------------------------------------------------------------------------
Net expenses                                                       16,540,200
-------------------------------------------------------------------------------
Net investment income                                              41,685,626
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   43,815,641
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                        4,661,762
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                    18,188,899
-------------------------------------------------------------------------------
Net realized loss on credit default contracts (Note 1)             (2,177,583)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts, swap contracts, credit default contracts and TBA
sale commitments during the period                                (53,658,652)
-------------------------------------------------------------------------------
Net gain on investments                                            10,830,067
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $52,515,693
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                    April 30       October 31
Decrease in net assets                                  2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                            $41,685,626     $132,593,061
-------------------------------------------------------------------------------
Net realized gain on investments                  64,488,719       52,641,074
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                   (53,658,652)      11,895,401
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        52,515,693      197,129,536
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income
Class A                                          (17,576,832)     (51,454,385)
-------------------------------------------------------------------------------
Class B                                           (5,097,467)     (17,549,785)
-------------------------------------------------------------------------------
Class C                                             (416,615)      (1,369,323)
-------------------------------------------------------------------------------
Class M                                          (10,611,596)     (46,267,697)
-------------------------------------------------------------------------------
Class R                                                  (17)             (25)
-------------------------------------------------------------------------------
Class Y                                          (12,356,109)     (22,813,013)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (552,635,155)    (547,085,050)
-------------------------------------------------------------------------------
Total decrease in net assets                    (546,178,098)    (489,409,742)

Net assets
-------------------------------------------------------------------------------
Beginning of period                            3,440,030,897    3,929,440,639
-------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income and
undistributed net investment income of
$4,236,185 and $136,825, respectively)        $2,893,852,799   $3,440,030,897
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          April 30
Per-share                               (Unaudited)                                Year ended October 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.69           $6.59           $6.69           $6.29           $6.44           $6.87
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .10             .24             .32             .38             .43             .40
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .02             .11            (.07)            .43            (.16)           (.40)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .12             .35             .25             .81             .27              --
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.11)           (.25)           (.35)           (.41)           (.42)           (.42)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --              -- (d)          --            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.11)           (.25)           (.35)           (.41)           (.42)           (.43)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $6.70           $6.69           $6.59           $6.69           $6.29           $6.44
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      1.72*           5.45            3.93           13.39            4.39            (.09)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,030,693      $1,279,779      $1,339,061      $1,251,190        $946,755      $1,160,121
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .49*            .93             .92             .95             .95             .96
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   1.43*           3.64            4.84            5.93            6.86            5.95
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    163.78*         251.00 (e)      268.10 (e)      233.83 (e)      207.35          209.02
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         April 30
Per-share                               (Unaudited)                                Year ended October 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.65           $6.55           $6.65           $6.25           $6.41           $6.83
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .07             .19             .27             .33             .38             .35
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .02             .11            (.07)            .44            (.17)           (.39)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .09             .30             .20             .77             .21            (.04)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.08)           (.20)           (.30)           (.37)           (.37)           (.37)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --              -- (d)          --            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.08)           (.20)           (.30)           (.37)           (.37)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $6.66           $6.65           $6.55           $6.65           $6.25           $6.41
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      1.34*           4.68            3.19           12.63            3.46            (.69)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $374,803        $520,692        $555,668        $474,783        $373,336        $458,766
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .87*           1.68            1.67            1.70            1.70            1.71
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   1.07*           2.90            4.07            5.19            6.11            5.20
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    163.78*         251.00 (e)      268.10 (e)      233.83 (e)      207.35          209.02
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                     Six months                                                                        For the
                                       ended                                                                           period
                                      April 30                                                                     July 26, 1999+
Per-share                           (Unaudited)                        Year ended October 31                        to October 31
operating performance                   2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.67           $6.57           $6.67           $6.27           $6.43           $6.54
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .07             .20             .26             .32             .39             .10
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .02             .11            (.06)            .45            (.17)           (.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .09             .31             .20             .77             .22            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.08)           (.21)           (.30)           (.37)           (.38)           (.10)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                    --              --              --              -- (d)          --              -- (d)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                     (.08)           (.21)           (.30)           (.37)           (.38)           (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.68           $6.67           $6.57           $6.67           $6.27           $6.43
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  1.34*           4.70            3.18           12.61            3.53            (.13)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $31,858         $42,946         $39,017         $34,545         $10,363          $1,869
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .87*           1.68            1.67            1.70            1.70             .46*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.06*           2.88            4.04            5.03            6.17            1.36*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                163.78*         251.00 (e)      268.10 (e)      233.83 (e)      207.35          209.02
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                         April 30
Per-share                               (Unaudited)                                Year ended October 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.63           $6.54           $6.64           $6.25           $6.41           $6.84
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .09             .23             .30             .37             .42             .38
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .01             .10            (.06)            .42            (.17)           (.40)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .10             .33             .24             .79             .25            (.02)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.10)           (.24)           (.34)           (.40)           (.41)           (.40)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --              -- (d)          --            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.10)           (.24)           (.34)           (.40)           (.41)           (.41)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $6.63           $6.63           $6.54           $6.64           $6.25           $6.41
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      1.48*           5.12            3.77           13.10            4.05            (.26)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $651,775        $884,380      $1,465,393      $1,024,351      $1,066,539      $1,623,061
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .62*           1.18            1.17            1.20            1.20            1.21
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   1.32*           3.48            4.56            5.74            6.61            5.68
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    163.78*         251.00 (e)      268.10 (e)      233.83 (e)      207.35          209.02
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
-------------------------------------------------------------------------------------------------------------------------
                                                                                         Six months        For the
                                                                                           ended           period
                                                                                          April 30    January 21, 2003+
Per-share                                                                               (Unaudited)    to October 31
operating performance                                                                       2004            2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                        $6.69           $6.65
-------------------------------------------------------------------------------------------------------------------------
Investment operations:
-------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                    .09             .18
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                          .02             .03
-------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                        .11             .21
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                           (.10)           (.17)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                         (.10)           (.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                              $6.70           $6.69
-------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                      1.59*           3.14*
-------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                $2              $1
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                    .62*            .92*
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                   1.30*           2.65*
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                    163.78*         251.00 (d)
-------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                         April 30
Per-share                               (Unaudited)                                Year ended October 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.72           $6.63           $6.72           $6.31           $6.46           $6.88
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .10             .26             .33             .39             .45             .41
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .03             .10            (.06)            .45            (.17)           (.39)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .13             .36             .27             .84             .28             .02
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.11)           (.27)           (.36)           (.43)           (.43)           (.43)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --              --              -- (d)          --            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.11)           (.27)           (.36)           (.43)           (.43)           (.44)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $6.74           $6.72           $6.63           $6.72           $6.31           $6.46
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      1.98*           5.50            4.26           13.73            4.58             .27
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $804,722        $712,232        $530,302        $234,826        $194,267        $255,873
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .37*            .68             .67             .70             .70             .71
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   1.51*           3.82            5.03            6.23            7.11            6.19
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    163.78*         251.00 (e)      268.10 (e)      233.83 (e)      207.35          209.02
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
April 30, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with what Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes to be prudent risk. The fund invests in a portfolio of debt securities, both government and corporate obligations, and may invest in preferred stocks and common stocks.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B and class C shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments, trust companies and certain college savings plans.

Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam) a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the Statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

I) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2003, the fund had a capital loss carryover of $171,955,005 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover  Expiration
--------------------------------
  $38,149,657   October 31, 2007
  124,225,024   October 31, 2008
    9,580,324   October 31, 2009

The aggregate identified cost on a tax basis is $4,500,492,732, resulting in gross unrealized appreciation and depreciation of $43,420,394 and $65,528,116, respectively, or net unrealized depreciation of $22,107,722.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended April 30, 2004, the fund paid PFTC $2,562,881 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended April 30, 2004, the fund's expenses were reduced by $140,536 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,410, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan"), which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended April 30, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $58,819 and $21,441 from the sale of class A and class M shares, respectively, and received $990,589 and $6,495 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended April 30, 2004, Putnam Retail Management, acting as underwriter, received $12,792 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended April 30, 2004, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $2,848,282,017 and $3,655,586,705, respectively. Purchases and sales of U.S. government securities aggregated $513,220,278 and $506,944,302, respectively.


Note 4
Capital shares

At April 30, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         19,504,393      $132,333,574
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     2,228,753        15,142,188
----------------------------------------------------------------
                                    21,733,146       147,475,762

Shares repurchased                 (59,164,810)     (399,782,155)
----------------------------------------------------------------
Net decrease                       (37,431,664)    $(252,306,393)
----------------------------------------------------------------

                                     Year ended October 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         64,320,405      $430,702,454
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     6,680,278        44,601,520
----------------------------------------------------------------
                                    71,000,683       475,303,974

Shares repurchased                 (82,729,679)     (553,385,989)
----------------------------------------------------------------
Net decrease                       (11,728,996)     $(78,082,015)
----------------------------------------------------------------

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,866,080       $26,041,314
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       633,464         4,274,502
----------------------------------------------------------------
                                     4,499,544        30,315,816

Shares repurchased                 (26,525,237)     (177,904,717)
----------------------------------------------------------------
Net decrease                       (22,025,693)    $(147,588,901)
----------------------------------------------------------------

                                     Year ended October 31, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         33,665,735      $223,472,856
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     2,225,072        14,761,328
----------------------------------------------------------------
                                    35,890,807       238,234,184

Shares repurchased                 (42,340,422)     (281,470,527)
----------------------------------------------------------------
Net decrease                        (6,449,615)     $(43,236,343)
----------------------------------------------------------------

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            385,799        $2,611,949
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        49,200           332,997
----------------------------------------------------------------
                                       434,999         2,944,946

Shares repurchased                  (2,105,200)      (14,148,862)
----------------------------------------------------------------
Net decrease                        (1,670,201)     $(11,203,916)
----------------------------------------------------------------

                                     Year ended October 31, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          5,047,846       $33,637,238
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       165,444         1,100,822
----------------------------------------------------------------
                                     5,213,290        34,738,060

Shares repurchased                  (4,705,577)      (31,352,525)
----------------------------------------------------------------
Net increase                           507,713        $3,385,535
----------------------------------------------------------------

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,498,809       $10,091,281
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        53,930           362,888
----------------------------------------------------------------
                                     1,552,739        10,454,169

Shares repurchased                 (36,735,894)     (245,210,650)
----------------------------------------------------------------
Net decrease                       (35,183,155)    $(234,756,481)
----------------------------------------------------------------

                                     Year ended October 31, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         31,342,625      $207,455,675
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       204,214         1,351,032
----------------------------------------------------------------
                                    31,546,839       208,806,707

Shares repurchased                (122,204,015)     (812,521,239)
----------------------------------------------------------------
Net decrease                       (90,657,176)    $(603,714,532)
----------------------------------------------------------------

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                116              $789
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             3                17
----------------------------------------------------------------
                                           119               806

Shares repurchased                          (2)              (15)
----------------------------------------------------------------
Net increase                               117              $791
----------------------------------------------------------------

                                 For the period January 21, 2003
                                    (commencement of operations)
                                             to October 31, 2003
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                151            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             3                25
----------------------------------------------------------------
                                           154             1,025

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               154            $1,025
----------------------------------------------------------------

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         29,719,595      $203,300,141
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     1,808,304        12,356,109
----------------------------------------------------------------
                                    31,527,899       215,656,250

Shares repurchased                 (17,964,006)     (122,436,505)
----------------------------------------------------------------
Net increase                        13,563,893       $93,219,745
----------------------------------------------------------------

                                     Year ended October 31, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         59,108,522      $398,637,818
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     3,400,711        22,813,013
----------------------------------------------------------------
                                    62,509,233       421,450,831

Shares repurchased                 (36,627,948)     (246,889,551)
----------------------------------------------------------------
Net increase                        25,881,285      $174,561,280
----------------------------------------------------------------

At April 30, 2004, Putnam, LLC owned 156 class R shares of the fund (57.6% of class R shares outstanding), valued at $1,045.


Note 5
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class-action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class-action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended April 30, 2004, Putnam Management has assumed $90,599 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and Principal Executive
Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA
Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA035-214215  004/312/510/514  6/04


Not FDIC Insured    May Lose Value    No Bank Guarantee


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Income Fund
Supplement to Semiannual Report dated 4/30/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 4/30/04

                                                                        NAV

6 months                                                               1.98%
1 year                                                                 2.95
5 years                                                               31.58
Annual average                                                         5.64
10 years                                                              86.47
Annual average                                                         6.43
Life of fund (since class A inception, 11/1/54)
Annual average                                                         8.23

Share value:                                                            NAV

10/31/03                                                              $6.72
4/30/04                                                               $6.74

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains           Total
                      6         $0.114             --                $0.114
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: June 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: June 28, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: June 28, 2004